Schedule of Investments
Principal Active High Yield ETF
March 31, 2025 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 7 .29 % Shares Held Value
Money Market Funds - 7 .29% - —
Principal Government Money Market Fund,
Class R-6 4.18%
(a),(b),(c)
11,440,108 $ 11,440,108
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(a)
10,542,116 10,542,116
TOTAL INVESTMENT COMPANIES a $ 21,982,224
BONDS - 89 .17%
Principal
Amount Value
Aerospace & Defense - 1 .37% — —
Bombardier, Inc.
7.00%, 06/01/2032
(d)
$ 95,000 $ 94,589
7.25%, 07/01/2031
(d)
554,000 555,884
7.50%, 02/01/2029
(d)
1,495,000 1,533,398
8.75%, 11/15/2030
(d)
1,846,000 1,946,238
$ 4,130,109
Airlines - 0 .21%
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(d),(e)
522,000 502,363
United Airlines Pass-Through Trust , Class B
3.65%, 07/07/2027 127,348 125,365
$ 627,728
Banks - 2 .92%
Barclays PLC
(5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 3.69%),
7.63%, 03/15/2035
(f),(g),(h)
1,500,000 1,466,919
(5-year Treasury Constant Maturity Rate +
5.43%),
8.00%, 03/15/2029
(f),(g)
2,592,000 2,672,256
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.15%),
6.50%, 04/01/2030
(f),(g)
4,560,000 4,666,899
$ 8,806,074
Building Materials - 3 .48%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d)
4,038,000 4,144,434
Quikrete Holdings, Inc.
6.38%, 03/01/2032
(d)
1,209,000 1,216,677
6.75%, 03/01/2033
(d)
853,000 849,119
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
4,408,000 4,276,918
$ 10,487,148
Chemicals - 4 .88%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
2,840,000 2,442,400
12.00%, 02/15/2031
(d)
1,480,000 1,476,454
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%, 11/01/2026
(d),(i)
2,527,061 2,268,038
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029
(d),(e)
4,755,000 4,172,189
Vibrantz Technologies, Inc.
9.00%, 02/15/2030
(d),(e)
5,348,000 4,358,703
$ 14,717,784
Commercial Services - 5 .69%
Albion Financing 1 SARL/Aggreko Holdings,
Inc.
6.13%, 10/15/2026
(d)
2,378,000 2,375,813
EquipmentShare.com, Inc.
8.00%, 03/15/2033
(d)
3,701,000 3,726,632
Garda World Security Corp.
6.00%, 06/01/2029
(d)
1,926,000 1,805,813
8.38%, 11/15/2032
(d)
2,617,000 2,573,059
Veritiv Operating Co.
10.50%, 11/30/2030
(d)
2,796,000 2,960,475
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026
(d)
3,731,000 3,697,879
$ 17,139,671
BONDS (continued)
Principal
Amount Value
Computers - 3 .60%
McAfee Corp.
7.38%, 02/15/2030
(d)
$ 4,797,000 $ 4,245,711
NCR Atleos Corp.
9.50%, 04/01/2029
(d)
2,573,000 2,789,917
Seagate HDD Cayman
5.75%, 12/01/2034 1,363,000 1,323,436
9.63%, 12/01/2032 2,229,687 2,507,744
$ 10,866,808
Diversified Financial Services - 7 .71%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
(5-year Treasury Constant Maturity Rate +
2.72%),
6.95%, 03/10/2055
(g)
2,422,000 2,479,005
Credit Acceptance Corp.
6.63%, 03/15/2030
(d)
105,000 103,438
9.25%, 12/15/2028
(d)
4,068,000 4,306,584
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(d)
4,347,000 4,374,443
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/2027
(d)
4,397,000 4,469,238
OneMain Finance Corp.
3.50%, 01/15/2027 315,000 301,906
4.00%, 09/15/2030 4,009,000 3,531,743
6.63%, 01/15/2028 614,000 618,554
7.50%, 05/15/2031 50,000 50,880
Rfna LP
7.88%, 02/15/2030
(d)
1,080,000 1,066,824
TrueNoord Capital DAC
8.75%, 03/01/2030
(d)
1,905,000 1,933,426
$ 23,236,041
Electric - 6 .98%
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(d)
4,598,000 4,458,483
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
5,107,000 4,486,597
GenOn Energy, Inc.
0.00%, 10/15/2020
(j),(k),(l)
3,100,000 —
Lightning Power LLC
7.25%, 08/15/2032
(d)
4,371,000 4,500,294
NRG Energy, Inc.
3.63%, 02/15/2031
(d)
2,419,000 2,142,405
3.88%, 02/15/2032
(d)
296,000 259,557
(5-year Treasury Constant Maturity Rate +
5.92%),
10.25%, 03/15/2028
(d),(f),(g)
593,000 652,901
Vistra Corp.
(5-year Treasury Constant Maturity Rate +
5.74%),
7.00%, 12/15/2026
(d),(f),(g)
1,795,000 1,817,613
Vistra Operations Co. LLC
4.38%, 05/01/2029
(d)
2,856,000 2,711,918
$ 21,029,768
Entertainment - 4 .49%
Caesars Entertainment, Inc.
6.50%, 02/15/2032
(d)
3,697,000 3,685,012
CCM Merger, Inc.
6.38%, 05/01/2026
(d)
3,998,000 4,003,825
Cinemark USA, Inc.
5.25%, 07/15/2028
(d)
3,041,000 2,951,330
7.00%, 08/01/2032
(d)
1,261,000 1,272,898
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
7.13%, 02/15/2031
(d)
1,577,000 1,631,974
$ 13,545,039
Food - 1 .67%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029
(d)
3,679,000 3,779,958

Schedule of Investments
Principal Active High Yield ETF
March 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Food (continued)
Fiesta Purchaser, Inc.
7.88%, 03/01/2031
(d)
$ 1,210,000 $ 1,249,284
$ 5,029,242
Forest Products & Paper - 0 .71%
Mercer International, Inc.
5.13%, 02/01/2029 1,334,000 1,143,217
12.88%, 10/01/2028
(d)
953,000 1,008,369
$ 2,151,586
Healthcare - Services - 3 .46%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029
(d)
4,852,000 4,585,306
LifePoint Health, Inc.
8.38%, 02/15/2032
(d)
1,505,000 1,515,323
Star Parent, Inc.
9.00%, 10/01/2030
(d)
4,403,000 4,339,840
$ 10,440,469
Home Builders - 0 .96%
Adams Homes, Inc.
9.25%, 10/15/2028
(d)
2,866,000 2,897,942
Household Products & Wares - 0 .57%
Kronos Acquisition Holdings, Inc.
10.75%, 06/30/2032
(d),(e)
2,253,000 1,706,273
Insurance - 0 .59%
Acrisure LLC/Acrisure Finance, Inc.
6.00%, 08/01/2029
(d)
1,865,000 1,787,034
Investment Companies - 1 .43%
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.38%, 02/01/2029 5,181,000 4,316,513
Iron & Steel - 1 .05%
TMS International Corp.
6.25%, 04/15/2029
(d)
3,386,000 3,152,102
Lodging - 0 .50%
Wynn Macau Ltd.
5.63%, 08/26/2028
(d)
1,563,000 1,503,593
Machinery - Diversified - 1 .16%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
3,476,000 3,488,826
Media - 4 .48%
CSC Holdings LLC
4.50%, 11/15/2031
(d)
3,264,000 2,366,821
Directv Financing LLC
8.88%, 02/01/2030
(d)
629,000 600,208
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
5.88%, 08/15/2027
(d)
2,762,000 2,676,504
10.00%, 02/15/2031
(d)
2,060,000 1,978,013
DISH DBS Corp.
5.25%, 12/01/2026
(d)
284 261
DISH Network Corp.
11.75%, 11/15/2027
(d)
2,117,000 2,229,363
iHeartCommunications, Inc.
4.75%, 01/15/2028
(d)
669,000 503,222
Sinclair Television Group, Inc.
8.13%, 02/15/2033
(d)
3,196,000 3,153,763
$ 13,508,155
Mining - 1 .49%
Taseko Mines Ltd.
8.25%, 05/01/2030
(d)
4,386,000 4,477,974
Office & Business Equipment - 0 .15%
Xerox Holdings Corp.
5.50%, 08/15/2028
(d)
631,000 443,055
Oil & Gas - 4 .89%
Aethon United BR LP/Aethon United Finance
Corp.
7.50%, 10/01/2029
(d)
4,375,000 4,450,014
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035
(d)
1,550,000 1,480,246
BONDS (continued)
Principal
Amount Value
Oil & Gas (continued)
Matador Resources Co.
6.25%, 04/15/2033
(d)
$ 4,533,000 $ 4,421,623
Transocean, Inc.
8.50%, 05/15/2031
(d)
4,523,000 4,394,924
$ 14,746,807
Oil & Gas Services - 0 .95%
Archrock Partners LP/Archrock Partners Finance
Corp.
6.25%, 04/01/2028
(d)
2,850,000 2,852,186
Packaging & Containers - 2 .16%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029
(d)
338,000 339,867
6.75%, 04/15/2032
(d),(m)
2,340,000 2,356,187
6.88%, 01/15/2030
(d)
105,000 105,796
8.75%, 04/15/2030
(d)
1,261,000 1,278,837
LABL, Inc.
5.88%, 11/01/2028
(d)
1,151,000 905,790
8.25%, 11/01/2029
(d),(e)
1,213,000 771,771
9.50%, 11/01/2028
(d)
875,000 739,796
$ 6,498,044
Pharmaceuticals - 5 .91%
1261229 BC Ltd.
10.00%, 04/15/2032
(d),(m)
2,995,000 2,976,618
AdaptHealth LLC
5.13%, 03/01/2030
(d)
5,029,000 4,582,255
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(d),(e)
3,120,000 3,116,880
Endo Finance Holdings, Inc.
8.50%, 04/15/2031
(d),(e)
3,178,000 3,313,148
Jazz Securities DAC
4.38%, 01/15/2029
(d)
4,028,000 3,827,296
$ 17,816,197
Pipelines - 5 .07%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
6.63%, 02/01/2032
(d)
2,919,000 2,967,711
Harvest Midstream I LP
7.50%, 05/15/2032
(d)
1,810,000 1,860,084
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
6,391,000 6,012,557
Venture Global LNG, Inc.
7.00%, 01/15/2030
(d)
8,000 7,882
8.38%, 06/01/2031
(d)
278,000 281,970
9.50%, 02/01/2029
(d)
3,886,000 4,167,001
$ 15,297,205
REITs - 3 .11%
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029
(d)
868,000 893,415
CBL & Associates LP
0.00%, 12/15/2026
(j),(k),(l)
6,000,000 —
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.75%, 06/15/2029
(d)
5,396,000 5,138,942
7.00%, 07/15/2031
(d)
65,000 66,715
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL
Capital LLC
6.00%, 01/15/2030
(d)
3,801,000 3,289,196
$ 9,388,268
Retail - 3 .64%
Bath & Body Works, Inc.
5.25%, 02/01/2028 344,000 339,389
6.63%, 10/01/2030
(d)
567,000 574,907
6.75%, 07/01/2036 297,000 296,007
Carvana Co.
11.00%, PIK 13.00%, 06/01/2030
(d),(i)
2,753,000 2,914,337
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.63%, 01/15/2029
(d)
1,805,000 1,662,416
6.75%, 01/15/2030
(d)
1,271,000 1,098,903

Schedule of Investments
Principal Active High Yield ETF
March 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Retail (continued)
Park River Holdings, Inc.
5.63%, 02/01/2029
(d),(e)
$ 1,515,000 $ 1,188,833
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029
(d)
2,812,000 2,900,510
$ 10,975,302
Software - 0 .94%
Cloud Software Group, Inc.
6.50%, 03/31/2029
(d)
40,000 38,883
9.00%, 09/30/2029
(d)
2,790,000 2,782,717
$ 2,821,600
Telecommunications - 2 .23%
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/2029
(d)
3,441,000 3,137,259
EchoStar Corp.
10.75%, 11/30/2029 2,809,635 2,952,260
Zayo Group Holdings, Inc.
4.00%, 03/01/2027
(d)
351,000 319,704
6.13%, 03/01/2028
(d),(e)
394,000 327,709
$ 6,736,932
Transportation - 0 .72%
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032
(d)
2,156,000 2,167,983
TOTAL BONDS a $ 268,789,458
SENIOR FLOATING RATE INTERESTS
- 8 .27%
Principal
Amount Value
Airlines - 1 .46% – —
American Airlines, Inc., 2021 Term Loan
(3-month Term Secured Overnight Financing
Rate + 2.25%),
6.81%, 04/20/2028 $ 1,916,688 $ 1,954,427
United Airlines, Inc., 2024 1st Lien Term Loan B
(3-month Term Secured Overnight Financing
Rate + 2.00%),
6.30%, 02/22/2031 953,159 949,413
WestJet Loyalty LP, Term Loan B
(3-month Term Secured Overnight Financing
Rate + 3.25%),
7.55%, 02/14/2031 1,544,400 1,483,782
$ 4,387,622
Building Materials - 1 .09%
MI Windows & Doors LLC, 2024 Term Loan B2
(1-month Term Secured Overnight Financing
Rate + 3.00%),
7.32%, 03/28/2031 2,503,625 2,454,604
Quikrete Holdings, Inc., 2025 Term Loan B
(1-month Term Secured Overnight Financing
Rate + 2.25%),
6.57%, 02/10/2032 850,000 839,587
$ 3,294,191
Commercial Services - 0 .64%
Albion Financing 3 SARL, 2025 USD Term
Loan B
(3-month Term Secured Overnight Financing
Rate + 3.00%),
7.30%, 08/16/2029 1,625,925 1,624,397
Veritiv Corp., Term Loan B
(3-month Term Secured Overnight Financing
Rate + 4.00%),
8.30%, 11/30/2030 304,236 302,206
$ 1,926,603
Food - 0 .90%
Fiesta Purchaser, Inc., 2024 Term Loan B
(1-month Term Secured Overnight Financing
Rate + 3.25%),
7.57%, 02/12/2031 2,734,372 2,712,169
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount Value
Forest Products & Paper - 0 .35%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing
Rate + 7.50%),
11.79%, 05/19/2028 $ 1,428,105 $ 1,063,938
Healthcare - Services - 0 .92%
LifePoint Health, Inc., 2024 1st Lien Term Loan
B
(3-month Term Secured Overnight Financing
Rate + 3.75%),
8.05%, 05/17/2031 2,860,213 2,769,630
Household Products & Wares - 0 .30%
Kronos Acquisition Holdings, Inc., 2024 Term
Loan
(3-month Term Secured Overnight Financing
Rate + 4.00%),
8.30%, 07/08/2031 1,059,675 906,022
Media - 0 .37%
iHeartCommunications, Inc., 2024 Term Loan
(1-month Term Secured Overnight Financing
Rate + 5.78%),
10.21%, 05/01/2029 1,365,000 1,106,783
Mining - 1 .25%
Arsenal AIC Parent LLC, 2024 1st Lien Term
Loan B
(1-month Term Secured Overnight Financing
Rate + 3.25%),
7.57%, 08/18/2030 3,816,389 3,782,996
Pharmaceuticals - 0 .32%
Endo Luxembourg Finance Co. I SARL, 2024
1st Lien Term Loan
(1-month Term Secured Overnight Financing
Rate + 4.00%),
8.32%, 04/23/2031 962,588 952,721
Telecommunications - 0 .67%
Zayo Group Holdings, Inc., USD Term Loan
(1-month Term Secured Overnight Financing
Rate + 3.00%),
7.44%, 03/09/2027 2,170,000 2,015,387
TOTAL SENIOR FLOATING RATE
INTERESTS a $ 24,918,062
Total Investments
104.73%
$ 315,689,744
Other Assets and Liabilities - (4.73%) (14,271,912)
TOTAL NET ASSETS - 100.00% $ 301,417,832
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,440,108 or 3.80% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $239,997,365 or 79.62% of net assets.
(e)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $11,102,510 or 3.68% of net assets.
(f)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,466,919 or 0.49% of net assets.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2025 (unaudited)
See accompanying notes.
(i)
Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)
Security is defaulted.
(k)
Non-income producing security.
(l)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(m)
Securities purchased on a when-issued basis.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
March 31, 2025
Value
Principal Government Money Market Fund, Class R-6 4.18% $ 7,350,220 $ 85,332,053 $ 81,242,165 $ 11,440,108
$ 7,350,220 $ 85,332,053 $ 81,242,165 $ 11,440,108
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.18% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Select ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 98 .88 % Shares Held Value
Apparel - 1 .57% - —
Deckers Outdoor Corp.
(a)
1,449 $ 162,013
Banks - 3 .09%
JPMorgan Chase & Co. 1,302 319,381
Building Materials - 0 .89%
CRH PLC 1,050 92,368
Chemicals - 1 .89%
Linde PLC 420 195,569
Commercial Services - 1 .25%
Service Corp. International 1,612 129,282
Computers - 6 .18%
Apple, Inc. 2,879 639,512
Cosmetics & Personal Care - 2 .80%
Procter & Gamble Co. 1,701 289,884
Diversified Financial Services - 5 .96%
Nasdaq, Inc. 2,310 175,236
Visa, Inc., Class A 1,260 441,580
$ 616,816
Electric - 0 .65%
Constellation Energy Corp. 336 67,748
Environmental Control - 3 .73%
Republic Services, Inc. 1,596 386,487
Healthcare - Products - 1 .31%
Thermo Fisher Scientific, Inc. 273 135,845
Healthcare - Services - 3 .18%
Chemed Corp. 168 103,374
HCA Healthcare, Inc. 336 116,105
UnitedHealth Group, Inc. 210 109,987
$ 329,466
Insurance - 5 .40%
Berkshire Hathaway, Inc., Class B
(a)
525 279,604
Progressive Corp. 987 279,331
$ 558,935
Internet - 10 .92%
Alphabet, Inc., Class A 2,066 319,486
Amazon.com, Inc.
(a)
1,601 304,606
Meta Platforms, Inc., Class A 490 282,417
Netflix, Inc.
(a)
63 58,750
Palo Alto Networks, Inc.
(a)
966 164,838
$ 1,130,097
Miscellaneous Manufacturers - 1 .48%
Parker-Hannifin Corp. 252 153,178
Oil & Gas - 4 .47%
Exxon Mobil Corp. 2,373 282,221
Marathon Petroleum Corp. 609 88,725
Permian Resources Corp. 6,657 92,200
$ 463,146
Pharmaceuticals - 7 .23%
AbbVie, Inc. 756 158,397
Eli Lilly & Co. 210 173,441
McKesson Corp. 399 268,523
Novartis AG, ADR 1,323 147,488
$ 747,849
REITs - 2 .75%
Equinix, Inc. 231 188,346
Prologis, Inc. 861 96,251
$ 284,597
Retail - 8 .77%
Casey's General Stores, Inc. 546 236,986
Costco Wholesale Corp. 189 178,752
Lululemon Athletica, Inc.
(a)
315 89,164
O'Reilly Automotive, Inc.
(a)
126 180,505
TJX Cos., Inc. 1,827 222,529
$ 907,936
Semiconductors - 7 .76%
Broadcom, Inc. 1,216 203,595
Lam Research Corp. 2,079 151,143
NVIDIA Corp. 4,136 448,260
$ 802,998
Software - 13 .64%
Broadridge Financial Solutions, Inc. 1,323 320,775
Fair Isaac Corp.
(a)
126 232,364
COMMON STOCKS (continued) Shares Held Value
Software (continued)
Microsoft Corp. 1,449 $ 543,940
Salesforce, Inc. 798 214,151
ServiceNow, Inc.
(a)
126 100,314
$ 1,411,544
Telecommunications - 1 .57%
T-Mobile U.S., Inc. 609 162,426
Water - 2 .39%
American Water Works Co., Inc. 1,680 247,834
TOTAL COMMON STOCKS a $ 10,234,911
INVESTMENT COMPANIES - 0 .21 % Shares Held Value
Money Market Funds - 0 .21% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(b)
21,391 $ 21,391
TOTAL INVESTMENT COMPANIES a $ 21,391
Total Investments
99.09%
$ 10,256,302
Other Assets and Liabilities - 0.91% 94,390
TOTAL NET ASSETS - 100.00% $ 10,350,692
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Focused Blue Chip ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .38 % Shares Held Value
Aerospace & Defense - 4 .77% - —
TransDigm Group, Inc. 3,936 $ 5,444,629
Distribution & Wholesale - 2 .39%
Copart, Inc.
(a)
48,146 2,724,582
Diversified Financial Services - 12 .60%
Charles Schwab Corp. 42,624 3,336,607
Mastercard, Inc., Class A 10,139 5,557,389
Visa, Inc., Class A 15,646 5,483,297
$ 14,377,293
Electronics - 0 .00%
Amphenol Corp., Class A 23 1,509
Healthcare - Products - 5 .67%
Danaher Corp. 19,361 3,969,005
Thermo Fisher Scientific, Inc. 5,031 2,503,426
$ 6,472,431
Insurance - 4 .73%
Progressive Corp. 19,086 5,401,529
Internet - 30 .15%
Airbnb, Inc., Class A
(a)
20,192 2,412,136
Alphabet, Inc., Class C 80,078 12,510,586
Amazon.com, Inc.
(a)
74,460 14,166,760
Netflix, Inc.
(a)
5,686 5,302,365
$ 34,391,847
Lodging - 3 .15%
Hilton Worldwide Holdings, Inc. 15,774 3,589,374
Pharmaceuticals - 2 .57%
Zoetis, Inc. 17,793 2,929,617
Private Equity - 7 .16%
Brookfield Corp. 155,747 8,162,700
Real Estate - 2 .68%
CoStar Group, Inc.
(a)
38,527 3,052,494
Retail - 2 .99%
O'Reilly Automotive, Inc.
(a)
2,384 3,415,271
Semiconductors - 2 .02%
Broadcom, Inc. 13,740 2,300,488
Software - 18 .50%
Cadence Design Systems, Inc.
(a)
13,597 3,458,125
Microsoft Corp. 38,747 14,545,236
Roper Technologies, Inc. 5,269 3,106,497
$ 21,109,858
TOTAL COMMON STOCKS a $ 113,373,622
INVESTMENT COMPANIES - 0 .28 % Shares Held Value
Money Market Funds - 0 .28% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(b)
317,274 $ 317,274
TOTAL INVESTMENT COMPANIES a $ 317,274
Total Investments
99.66%
$ 113,690,896
Other Assets and Liabilities - 0.34% 382,802
TOTAL NET ASSETS - 100.00% $ 114,073,698
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
March 31, 2025
Value
Principal Government Money Market Fund, Class R-6 4.18% $ — $ 3,029,171 $ 3,029,171 $ —
$ — $ 3,029,171 $ 3,029,171 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.18% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal International Equity ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 97 .87 % Shares Held Value
Aerospace & Defense - 7 .52% - —
Airbus SE 138,233 $ 24,330,938
BAE Systems PLC 1,417,640 28,558,118
$ 52,889,056
Apparel - 4 .13%
PRADA SpA 2,254,700 15,690,136
Samsonite Group SA
(a)
5,637,000 13,343,726
$ 29,033,862
Auto Manufacturers - 2 .45%
Toyota Motor Corp. 988,600 17,242,333
Banks - 10 .18%
AIB Group PLC 4,002,199 25,749,080
Erste Group Bank AG 376,587 25,947,001
National Bank of Greece SA 1,949,477 19,920,306
$ 71,616,387
Biotechnology - 0 .39%
Zai Lab Ltd., ADR
(b)
76,493 2,764,457
Building Materials - 2 .56%
CRH PLC 207,364 17,973,561
Coal - 2 .19%
Teck Resources Ltd., Class B 423,157 15,414,259
Cosmetics & Personal Care - 4 .62%
Unilever PLC 545,775 32,500,707
Engineering & Construction - 0 .94%
Technip Energies NV 202,990 6,615,520
Entertainment - 1 .54%
Entain PLC 1,453,935 10,851,775
Healthcare - Products - 3 .50%
Smith & Nephew PLC 1,756,926 24,624,162
Insurance - 9 .94%
AIA Group Ltd. 2,546,200 19,174,745
Hannover Rueck SE 94,519 28,075,264
Sompo Holdings, Inc. 750,500 22,621,578
$ 69,871,587
Internet - 8 .26%
JD.com, Inc., ADR 692,287 28,466,842
Tencent Holdings Ltd., ADR 464,498 29,653,552
$ 58,120,394
Machinery - Construction & Mining - 2 .42%
Weir Group PLC 566,953 16,990,779
Oil & Gas - 3 .73%
Suncor Energy, Inc. 677,218 26,221,873
Pharmaceuticals - 8 .21%
AstraZeneca PLC 183,387 26,659,605
Sanofi SA 282,314 31,112,714
$ 57,772,319
Retail - 3 .09%
Dollarama, Inc. 202,995 21,706,592
Semiconductors - 12 .44%
ASML Holding NV 38,101 24,966,351
Renesas Electronics Corp. 1,290,100 17,094,965
Samsung Electronics Co. Ltd. 615,214 24,148,977
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR 128,378 21,310,748
$ 87,521,041
Telecommunications - 5 .60%
Deutsche Telekom AG 1,063,869 39,365,361
Toys, Games & Hobbies - 4 .16%
Nintendo Co. Ltd. 433,800 29,240,069
TOTAL COMMON STOCKS a $ 688,336,094
INVESTMENT COMPANIES - 1 .71 % Shares Held Value
Money Market Funds - 1 .71% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(c)
12,051,079 $ 12,051,079
TOTAL INVESTMENT COMPANIES a $ 12,051,079
Total Investments
99.58%
$ 700,387,173
Other Assets and Liabilities - 0.42% 2,977,712
TOTAL NET ASSETS - 100.00% $ 703,364,885
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,343,726 or 1.90% of net assets.
(b)
Non-income producing security.
(c)
1-day yield shown as of period end.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 3 .12 % Shares Held Value
Money Market Funds - 3 .12% - —
Principal Government Money Market Fund,
Class R-6 4.18%
(a),(b),(c)
1,351,240 $ 1,351,240
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(a)
1,673,881 1,673,881
TOTAL INVESTMENT COMPANIES a $ 3,025,121
BONDS - 97 .25%
Principal
Amount Value
Aerospace & Defense - 2 .12% — —
Boeing Co.
2.20%, 02/04/2026 $ 626,000 $ 612,479
5.81%, 05/01/2050 775,000 737,786
6.26%, 05/01/2027 180,000 185,195
RTX Corp.
6.10%, 03/15/2034 486,000 521,166
$ 2,056,626
Agriculture - 1 .60%
BAT Capital Corp.
4.54%, 08/15/2047 465,000 371,440
4.76%, 09/06/2049 641,000 521,586
5.83%, 02/20/2031 257,000 267,211
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.95%, 04/20/2035
(d)
381,000 391,592
$ 1,551,829
Airlines - 2 .91%
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029
(d)
685,000 670,808
5.31%, 10/20/2031
(d)
350,000 342,178
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028
(d)
1,266,848 1,261,583
United Airlines Pass-Through Trust , Class A
5.88%, 08/15/2038 536,292 539,565
$ 2,814,134
Auto Manufacturers - 1 .72%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 470,000 465,397
6.13%, 03/08/2034 264,000 253,261
Hyundai Capital America
5.30%, 06/24/2029
(d)
260,000 262,521
6.50%, 01/16/2029
(d)
654,000 686,250
$ 1,667,429
Banks - 26 .25%
AIB Group PLC
(6-month Secured Overnight Financing Rate
+ 1.91%),
5.87%, 03/28/2035
(d),(e)
539,000 548,658
Bank of America Corp.
(6-month Secured Overnight Financing Rate
+ 1.32%),
2.69%, 04/22/2032
(e)
2,438,000 2,145,799
(6-month Secured Overnight Financing Rate
+ 1.74%),
5.52%, 10/25/2035
(e)
183,000 179,550
Barclays PLC
(6-month Secured Overnight Financing Rate
+ 1.91%),
5.34%, 09/10/2035
(e)
939,000 915,991
(6-month Secured Overnight Financing Rate
+ 1.59%),
5.79%, 02/25/2036
(e)
206,000 207,125
BPCE SA
(6-month Secured Overnight Financing Rate
+ 2.04%),
6.29%, 01/14/2036
(d),(e)
524,000 541,722
Citizens Financial Group, Inc.
(6-month Secured Overnight Financing Rate
+ 1.26%),
5.25%, 03/05/2031
(e)
308,000 309,655
BONDS (continued)
Principal
Amount Value
Banks (continued)
Danske Bank AS
(1-year Treasury Constant Maturity Rate +
1.10%),
4.61%, 10/02/2030
(d),(e)
$ 300,000 $ 295,894
(1-year Treasury Constant Maturity Rate +
0.93%),
5.02%, 03/04/2031
(d),(e)
430,000 430,964
Deutsche Bank AG
(6-month Secured Overnight Financing Rate
+ 1.59%),
5.71%, 02/08/2028
(e)
381,000 386,784
Goldman Sachs Group, Inc.
(6-month Secured Overnight Financing Rate
+ 1.42%),
5.02%, 10/23/2035
(e)
669,000 650,505
(6-month Secured Overnight Financing Rate
+ 1.38%),
5.54%, 01/28/2036
(e)
485,000 491,771
(6-month Secured Overnight Financing Rate
+ 1.58%),
5.56%, 11/19/2045
(e)
306,000 298,168
(6-month Secured Overnight Financing Rate
+ 1.70%),
5.73%, 01/28/2056
(e)
322,000 320,711
HSBC Holdings PLC
(6-month Secured Overnight Financing Rate
+ 1.29%),
5.29%, 11/19/2030
(e)
247,000 249,559
(6-month Secured Overnight Financing Rate
+ 1.56%),
5.45%, 03/03/2036
(e)
232,000 231,145
(6-month Secured Overnight Financing Rate
+ 1.06%),
5.60%, 05/17/2028
(e)
1,025,000 1,041,997
Huntington Bancshares, Inc.
(6-month Secured Overnight Financing Rate
+ 1.87%),
5.71%, 02/02/2035
(e)
1,137,000 1,149,111
(5-year Treasury Constant Maturity Rate +
1.70%),
6.14%, 11/18/2039
(e)
276,000 277,937
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate
+ 1.81%),
6.25%, 10/23/2034
(e)
1,784,000 1,916,017
KBC Group NV
(1-year Treasury Constant Maturity Rate +
1.07%),
4.93%, 10/16/2030
(d),(e)
356,000 356,138
KeyBank NA
5.00%, 01/26/2033 551,000 536,609
KeyCorp
(6-month Secured Overnight Financing Rate
+ 1.23%),
5.12%, 04/04/2031
(e)
244,000 245,071
(6-month Secured Overnight Financing Rate
+ 2.42%),
6.40%, 03/06/2035
(e)
659,000 696,181
Morgan Stanley
(6-month Secured Overnight Financing Rate
+ 1.73%),
5.47%, 01/18/2035
(e)
3,162,000 3,199,394
(6-month Secured Overnight Financing Rate
+ 1.71%),
5.52%, 11/19/2055
(e)
229,000 223,710
NatWest Markets PLC
5.02%, 03/21/2030
(d)
200,000 201,306

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc.
(6-month Secured Overnight Financing Rate
+ 1.60%),
5.40%, 07/23/2035
(e)
$ 310,000 $ 311,021
(6-month Secured Overnight Financing Rate
+ 1.39%),
5.58%, 01/29/2036
(e)
247,000 251,389
(6-month Secured Overnight Financing Rate
+ 1.90%),
5.68%, 01/22/2035
(e)
1,380,000 1,412,490
(6-month Secured Overnight Financing Rate
+ 2.28%),
6.88%, 10/20/2034
(e)
184,000 203,439
Truist Financial Corp.
(6-month Secured Overnight Financing Rate
+ 1.62%),
5.44%, 01/24/2030
(e)
190,000 193,912
(6-month Secured Overnight Financing Rate
+ 2.45%),
7.16%, 10/30/2029
(e)
445,000 479,169
U.S. Bancorp
(6-month Secured Overnight Financing Rate
+ 1.25%),
5.10%, 07/23/2030
(e)
300,000 303,562
(6-month Secured Overnight Financing Rate
+ 1.41%),
5.42%, 02/12/2036
(e)
297,000 298,783
(6-month Secured Overnight Financing Rate
+ 1.86%),
5.68%, 01/23/2035
(e)
746,000 762,637
UBS Group AG
(1-year Treasury Constant Maturity Rate +
1.75%),
4.75%, 05/12/2028
(d),(e)
671,000 671,375
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate
+ 2.10%),
2.39%, 06/02/2028
(e)
2,159,000 2,060,579
Westpac Banking Corp.
(5-year Treasury Constant Maturity Rate +
2.00%),
4.11%, 07/24/2034
(e)
450,000 429,967
$ 25,425,795
Biotechnology - 0 .84%
Amgen, Inc.
5.60%, 03/02/2043 819,000 811,814
Chemicals - 0 .32%
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027
(d)
257,000 239,194
3.47%, 12/01/2050
(d)
110,000 72,341
$ 311,535
Commercial Services - 0 .26%
Ashtead Capital, Inc.
5.80%, 04/15/2034
(d)
254,000 255,499
Computers - 2 .10%
Apple, Inc.
3.95%, 08/08/2052 189,000 152,121
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029 670,000 662,785
5.00%, 10/15/2034 390,000 379,956
5.60%, 10/15/2054 597,000 568,001
International Business Machines Corp.
5.70%, 02/10/2055 272,000 269,778
$ 2,032,641
Diversified Financial Services - 4 .73%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.40%, 10/29/2033 1,218,000 1,051,162
3.85%, 10/29/2041 790 625
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (continued)
4.63%, 09/10/2029 $ 202,000 $ 199,803
(5-year Treasury Constant Maturity Rate +
2.72%),
6.95%, 03/10/2055
(e)
205,000 209,825
Aircastle Ltd.
5.95%, 02/15/2029
(d)
155,000 159,403
Aircastle Ltd./Aircastle Ireland DAC
5.75%, 10/01/2031
(d)
541,000 551,655
Atlas Warehouse Lending Co. LP
6.05%, 01/15/2028
(d)
271,000 273,415
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051
(d)
695,342 423,426
Charles Schwab Corp.
(6-month Secured Overnight Financing Rate
+ 2.50%),
5.85%, 05/19/2034
(e)
150,000 156,669
Citadel Finance LLC
5.90%, 02/10/2030
(d)
1,044,000 1,040,006
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032
(d)
435,000 428,032
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029
(d)
82,000 84,757
$ 4,578,778
Electric - 13 .16%
Alabama Power Co.
5.10%, 04/02/2035 250,000 249,967
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
155,000 160,587
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate +
1.96%),
6.50%, 06/01/2055
(e)
1,356,000 1,321,394
Commonwealth Edison Co.
4.00%, 03/01/2049 716,000 556,133
Consolidated Edison Co. of New York, Inc.
5.90%, 11/15/2053 164,000 167,168
DTE Energy Co.
5.20%, 04/01/2030 396,000 401,017
Duke Energy Carolinas LLC
3.75%, 06/01/2045 716,000 554,101
Duke Energy Florida LLC
6.20%, 11/15/2053 200,000 211,574
Exelon Corp.
(5-year Treasury Constant Maturity Rate +
1.98%),
6.50%, 03/15/2055
(e)
247,000 245,947
Florida Power & Light Co.
3.95%, 03/01/2048 538,000 426,675
Indianapolis Power & Light Co.
5.70%, 04/01/2054
(d)
378,000 375,927
MidAmerican Energy Co.
3.15%, 04/15/2050 412,000 276,430
4.40%, 10/15/2044 716,000 617,922
Monongahela Power Co.
3.55%, 05/15/2027
(d)
554,000 541,527
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/2035 287,000 289,487
(5-year Treasury Constant Maturity Rate +
2.05%),
6.38%, 08/15/2055
(e)
925,000 925,996
(5-year Treasury Constant Maturity Rate +
2.36%),
6.70%, 09/01/2054
(e)
652,000 660,097
Northern States Power Co.
5.10%, 05/15/2053 383,000 354,642
NRG Energy, Inc.
2.00%, 12/02/2025
(d)
722,000 706,985

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Electric (continued)
Oncor Electric Delivery Co. LLC
5.55%, 06/15/2054 $ 192,000 $ 187,539
Pacific Gas & Electric Co.
2.95%, 03/01/2026
(f)
1,350,000 1,325,969
5.55%, 05/15/2029 470,000 476,416
Sempra
(5-year Treasury Constant Maturity Rate +
2.14%),
6.55%, 04/01/2055
(e)
649,000 617,411
Southwestern Public Service Co.
4.50%, 08/15/2041 185,000 159,636
6.00%, 06/01/2054 584,000 590,920
Xcel Energy, Inc.
5.45%, 08/15/2033 347,000 348,528
$ 12,749,995
Engineering & Construction - 0 .24%
CIMIC Finance USA Pty. Ltd.
7.00%, 03/25/2034
(d)
218,000 231,957
Entertainment - 0 .59%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052 781,000 569,346
Food - 2 .89%
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
4.38%, 02/02/2052 590,400 458,319
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
6.38%, 02/25/2055
(d)
441,000 450,645
Mars, Inc.
4.80%, 03/01/2030
(d)
187,000 188,069
5.20%, 03/01/2035
(d)
975,000 979,882
5.70%, 05/01/2055
(d)
725,000 724,387
Sysco Corp.
3.15%, 12/14/2051 736 472
$ 2,801,774
Gas - 1 .23%
Boston Gas Co.
5.84%, 01/10/2035
(d)
188,000 192,783
NiSource, Inc.
5.25%, 03/30/2028 97,000 98,692
(5-year Treasury Constant Maturity Rate +
2.45%),
6.95%, 11/30/2054
(e)
602,000 610,360
Southern California Gas Co.
5.05%, 09/01/2034 294,000 290,342
$ 1,192,177
Healthcare - Services - 2 .36%
Centene Corp.
2.45%, 07/15/2028 1,537,000 1,402,493
HCA, Inc.
5.45%, 04/01/2031 189,000 191,976
UnitedHealth Group, Inc.
2.75%, 05/15/2040 732,000 528,843
5.75%, 07/15/2064 168,000 165,234
$ 2,288,546
Insurance - 2 .80%
Aon North America, Inc.
5.45%, 03/01/2034 241,000 245,391
5.75%, 03/01/2054 510,000 502,965
Arthur J Gallagher & Co.
2.40%, 11/09/2031 880,000 752,902
Athene Holding Ltd.
6.25%, 04/01/2054 401,000 401,614
Corebridge Financial, Inc.
5.75%, 01/15/2034 179,000 183,699
Markel Group, Inc.
6.00%, 05/16/2054 152,000 153,270
MetLife, Inc.
5.00%, 07/15/2052 129,000 117,140
BONDS (continued)
Principal
Amount Value
Insurance (continued)
Reinsurance Group of America, Inc.
5.75%, 09/15/2034 $ 180,000 $ 183,091
RGA Global Funding
5.25%, 01/09/2030
(d)
173,000 176,138
$ 2,716,210
Internet - 0 .21%
Meta Platforms, Inc.
5.40%, 08/15/2054 211,000 206,739
Media - 2 .79%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80%, 03/01/2050 465,000 350,579
5.25%, 04/01/2053 283,000 228,693
6.10%, 06/01/2029 1,044,000 1,077,982
Comcast Corp.
5.65%, 06/01/2054 746,000 730,548
Paramount Global
4.20%, 05/19/2032 350,000 313,871
$ 2,701,673
Mining - 1 .87%
Glencore Funding LLC
5.19%, 04/01/2030
(d),(g)
405,000 407,610
5.37%, 04/04/2029
(d)
1,103,000 1,121,010
6.13%, 10/06/2028
(d)
273,000 284,122
$ 1,812,742
Oil & Gas - 1 .35%
Diamondback Energy, Inc.
5.75%, 04/18/2054 372,000 350,707
Occidental Petroleum Corp.
5.20%, 08/01/2029 476,000 475,682
6.60%, 03/15/2046 474,000 477,832
$ 1,304,221
Packaging & Containers - 1 .67%
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030
(d)
300,000 302,405
Packaging Corp. of America
5.70%, 12/01/2033 654,000 675,239
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
629,000 639,226
$ 1,616,870
Pharmaceuticals - 1 .14%
AbbVie, Inc.
4.25%, 11/21/2049 600,000 497,084
5.50%, 03/15/2064 164,000 161,354
Bristol-Myers Squibb Co.
4.25%, 10/26/2049 250,000 204,526
Eli Lilly & Co.
5.50%, 02/12/2055 233,000 235,913
$ 1,098,877
Pipelines - 5 .21%
Cheniere Energy, Inc.
5.65%, 04/15/2034 188,000 190,178
DT Midstream, Inc.
4.13%, 06/15/2029
(d)
983,000 925,135
5.80%, 12/15/2034
(d)
149,000 149,695
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054 95,000 91,716
Energy Transfer LP
3.75%, 05/15/2030 919,000 868,917
5.15%, 03/15/2045 312,000 273,041
5.25%, 07/01/2029 115,000 116,674
Enterprise Products Operating LLC
3.13%, 07/31/2029 1,470,000 1,392,411
Kinder Morgan, Inc.
5.40%, 02/01/2034 752,000 751,196
ONEOK, Inc.
4.40%, 10/15/2029 292,000 286,782
$ 5,045,745

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Real Estate - 1 .15%
CoStar Group, Inc.
2.80%, 07/15/2030
(d)
$ 1,248,000 $ 1,111,034
REITs - 1 .48%
American Homes 4 Rent LP
2.38%, 07/15/2031 450,000 386,072
4.25%, 02/15/2028 93,000 92,029
5.50%, 07/15/2034 959,000 955,908
Realty Income Corp.
3.10%, 12/15/2029 70 65
$ 1,434,074
Semiconductors - 4 .38%
Broadcom, Inc.
4.11%, 09/15/2028 4,000 3,943
4.35%, 02/15/2030 375,000 369,499
4.55%, 02/15/2032 180,000 175,627
5.05%, 07/12/2029 225,000 228,125
5.05%, 04/15/2030 787,000 797,455
5.15%, 11/15/2031 265,000 268,745
Intel Corp.
4.75%, 03/25/2050 427,000 344,042
Marvell Technology, Inc.
2.95%, 04/15/2031 362,000 323,055
5.95%, 09/15/2033 461,000 480,853
Micron Technology, Inc.
5.30%, 01/15/2031 250,000 252,795
5.80%, 01/15/2035 673,000 689,151
6.75%, 11/01/2029 291,000 312,202
$ 4,245,492
Shipbuilding - 0 .39%
Huntington Ingalls Industries, Inc.
5.75%, 01/15/2035 378,000 381,049
Software - 4 .22%
Oracle Corp.
3.95%, 03/25/2051 505,000 370,905
4.00%, 07/15/2046 733,000 560,570
Synopsys, Inc.
5.70%, 04/01/2055 235,000 233,334
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032 825,000 772,368
4.95%, 03/28/2028 311,000 314,003
5.40%, 06/12/2029 207,000 212,160
VMware LLC
4.65%, 05/15/2027 1,622,000 1,625,540
$ 4,088,880
Telecommunications - 3 .94%
AT&T, Inc.
2.55%, 12/01/2033 10,000 8,198
3.50%, 09/15/2053 2,178,000 1,485,157
3.55%, 09/15/2055 253,000 171,459
Cisco Systems, Inc.
5.50%, 02/24/2055 397,000 399,704
T-Mobile USA, Inc.
5.13%, 05/15/2032 280,000 281,761
5.88%, 11/15/2055 385,000 387,587
Verizon Communications, Inc.
2.36%, 03/15/2032 527,000 445,943
2.65%, 11/20/2040 542,000 380,638
Vodafone Group PLC
5.75%, 06/28/2054 270,000 257,692
$ 3,818,139
Transportation - 0 .45%
Norfolk Southern Corp.
5.35%, 08/01/2054
(f)
455,000 436,819
BONDS (continued)
Principal
Amount Value
Water - 0 .88%
Essential Utilities, Inc.
2.40%, 05/01/2031 $ 974,000 $ 850,398
TOTAL BONDS a $ 94,208,837
Total Investments
100.37%
$ 97,233,958
Other Assets and Liabilities - (0.37%) (358,977)
TOTAL NET ASSETS - 100.00% $ 96,874,981
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,351,240 or 1.39% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,857,841 or 20.50% of net assets.
(e)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,325,254 or 1.37% of net assets.
(g)
Securities purchased on a when-issued basis.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
March 31, 2025
Value
Principal Government Money Market Fund, Class R-6 4.18% $ — $ 13,329,528 $ 11,978,288 $ 1,351,240
$ — $ 13,329,528 $ 11,978,288 $ 1,351,240
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.18% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type   Contracts Notional Amount
Value and Unrealized
Appreciation/(Depreciation)
U.S. 2 Year Treasury Notes CBT; June 2025 Long 8 $ 1,657,375 $ 9,297
U.S. 5 Year Treasury Notes CBT; June 2025 Short 10 1,081,562 (11,973)
U.S. 10 Year Treasury Notes CBT; June 2025 Short 2 222,438 (1,660)
U.S. 10 Year Ultra Treasury Notes; June 2025 Short 65 7,418,125 (100,997)
U.S. Long Bonds CBT; June 2025 Long 46 5,394,938 39,055
U.S. Ultra Long-Term Treasury Bonds CBT; June 2025 Long 3 366,750 (2,163)
Total $ (68,441)

Schedule of Investments
Principal Quality ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .64 % Shares Held Value
Auto Parts & Equipment - 0 .83% - —
Aptiv PLC
(a)
8,081 $ 480,819
Building Materials - 3 .23%
Martin Marietta Materials, Inc. 1,092 522,118
Trane Technologies PLC 2,347 790,751
Vulcan Materials Co. 2,409 562,020
$ 1,874,889
Chemicals - 2 .16%
Ecolab, Inc. 2,962 750,926
PPG Industries, Inc. 4,628 506,072
$ 1,256,998
Commercial Services - 3 .32%
Corpay, Inc.
(a)
2,108 735,102
Global Payments, Inc. 4,928 482,550
PayPal Holdings, Inc.
(a)
10,914 712,138
$ 1,929,790
Computers - 11 .70%
Accenture PLC, Class A 2,433 759,193
Apple, Inc. 14,726 3,271,087
Gartner, Inc.
(a)
1,377 577,982
Hewlett Packard Enterprise Co. 37,269 575,061
International Business Machines Corp. 4,343 1,079,930
NetApp, Inc. 6,086 534,594
$ 6,797,847
Distribution & Wholesale - 2 .27%
Copart, Inc.
(a)
11,766 665,838
WW Grainger, Inc. 659 650,980
$ 1,316,818
Diversified Financial Services - 1 .32%
Cboe Global Markets, Inc. 3,382 765,313
Electrical Components & Equipment - 2 .25%
AMETEK, Inc. 3,592 618,327
Eaton Corp. PLC 2,535 689,089
$ 1,307,416
Electronics - 3 .31%
Allegion PLC 4,675 609,901
Jabil, Inc. 5,002 680,622
Keysight Technologies, Inc.
(a)
4,211 630,681
$ 1,921,204
Environmental Control - 1 .45%
Republic Services, Inc. 3,468 839,811
Food - 1 .04%
Sysco Corp. 8,023 602,046
Hand & Machine Tools - 1 .23%
Snap-on, Inc. 2,123 715,472
Healthcare - Products - 7 .03%
Agilent Technologies, Inc. 4,429 518,105
Boston Scientific Corp.
(a)
10,954 1,105,040
Edwards Lifesciences Corp.
(a)
7,259 526,132
Stryker Corp. 2,148 799,593
Thermo Fisher Scientific, Inc. 1,549 770,782
West Pharmaceutical Services, Inc. 1,632 365,372
$ 4,085,024
Healthcare - Services - 0 .79%
IQVIA Holdings, Inc.
(a)
2,600 458,380
Home Builders - 1 .95%
DR Horton, Inc. 4,325 549,837
PulteGroup, Inc. 5,650 580,820
$ 1,130,657
Household Products & Wares - 2 .42%
Church & Dwight Co., Inc. 6,029 663,733
Kimberly-Clark Corp. 5,232 744,095
$ 1,407,828
Insurance - 0 .29%
Berkshire Hathaway, Inc., Class B
(a)
320 170,425
Internet - 10 .60%
Alphabet, Inc., Class A 1,822 281,754
Alphabet, Inc., Class C 6,726 1,050,803
Amazon.com, Inc.
(a)
7,296 1,388,137
CDW Corp. 2,602 416,997
F5, Inc.
(a)
3,245 864,046
COMMON STOCKS (continued) Shares Held Value
Internet (continued)
Meta Platforms, Inc., Class A 1,197 $ 689,903
Netflix, Inc.
(a)
1,574 1,467,802
$ 6,159,442
Machinery - Diversified - 3 .70%
Dover Corp. 3,573 627,705
IDEX Corp. 2,582 467,264
Nordson Corp. 2,333 470,613
Rockwell Automation, Inc. 2,273 587,298
$ 2,152,880
Media - 1 .02%
FactSet Research Systems, Inc. 1,303 592,396
Miscellaneous Manufacturers - 1 .89%
A.O. Smith Corp. 6,992 456,997
Illinois Tool Works, Inc. 2,596 643,834
$ 1,100,831
Oil & Gas Services - 0 .95%
Schlumberger NV 13,170 550,506
Pharmaceuticals - 1 .15%
Zoetis, Inc. 4,061 668,644
Retail - 3 .35%
Chipotle Mexican Grill, Inc.
(a)
12,690 637,165
O'Reilly Automotive, Inc.
(a)
615 881,037
Ulta Beauty, Inc.
(a)
1,177 431,417
$ 1,949,619
Semiconductors - 13 .58%
Advanced Micro Devices, Inc.
(a)
5,289 543,392
Applied Materials, Inc. 4,127 598,910
Broadcom, Inc. 10,780 1,804,895
KLA Corp. 1,060 720,588
Microchip Technology, Inc. 7,438 360,074
Monolithic Power Systems, Inc. 929 538,801
NVIDIA Corp. 23,465 2,543,137
QUALCOMM, Inc. 5,098 783,104
$ 7,892,901
Software - 15 .48%
Broadridge Financial Solutions, Inc. 3,127 758,172
Cadence Design Systems, Inc.
(a)
2,378 604,797
Fiserv, Inc.
(a)
4,787 1,057,113
Intuit, Inc. 1,328 815,379
Microsoft Corp. 11,487 4,312,105
Salesforce, Inc. 3,335 894,981
Synopsys, Inc.
(a)
1,285 551,072
$ 8,993,619
Telecommunications - 1 .33%
Arista Networks, Inc.
(a)
10,005 775,187
TOTAL COMMON STOCKS a $ 57,896,762
INVESTMENT COMPANIES - 0 .32 % Shares Held Value
Money Market Funds - 0 .32% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(b)
184,767 $ 184,767
TOTAL INVESTMENT COMPANIES a $ 184,767
Total Investments
99.96%
$ 58,081,529
Other Assets and Liabilities - 0.04% 26,147
TOTAL NET ASSETS - 100.00% $ 58,107,676
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Real Estate Active Opportunities ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 95 .26 % Shares Held Value
Entertainment - 1 .05% - —
Marriott Vacations Worldwide Corp. 2,169 $ 139,337
REITs - 94 .21%
American Healthcare REIT, Inc. 24,033 728,200
American Homes 4 Rent, Class A 19,664 743,496
American Tower Corp. 5,313 1,156,109
Americold Realty Trust, Inc. 27,883 598,369
Crown Castle, Inc. 2,257 235,247
Digital Realty Trust, Inc. 2,735 391,898
EastGroup Properties, Inc. 1,932 340,322
Equinix, Inc. 1,081 881,393
Equity LifeStyle Properties, Inc. 5,649 376,788
Extra Space Storage, Inc. 4,641 689,142
Gaming & Leisure Properties, Inc. 11,067 563,310
Invitation Homes, Inc. 18,369 640,160
Iron Mountain, Inc. 2,121 182,491
National Health Investors, Inc. 5,475 404,383
Rexford Industrial Realty, Inc. 12,189 477,199
Ryman Hospitality Properties, Inc. 4,029 368,412
Sabra Health Care REIT, Inc. 34,131 596,269
SBA Communications Corp. 2,379 523,404
Sunstone Hotel Investors, Inc. 23,494 221,078
Terreno Realty Corp. 917 57,973
Ventas, Inc. 15,710 1,080,220
VICI Properties, Inc. 18,318 597,533
Welltower, Inc. 4,227 647,619
$ 12,501,015
TOTAL COMMON STOCKS a $ 12,640,352
INVESTMENT COMPANIES - 4 .07 % Shares Held Value
Money Market Funds - 4 .07% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(a)
540,580 $ 540,580
TOTAL INVESTMENT COMPANIES a $ 540,580
Total Investments
99.33%
$ 13,180,932
Other Assets and Liabilities - 0.67% 89,426
TOTAL NET ASSETS - 100.00% $ 13,270,358
(a)
1-day yield shown as of period end.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 1 .20 % Shares Held Value
Money Market Funds - 1 .20% - —
Principal Government Money Market Fund,
Class R-6 4.18%
(a),(b),(c)
3,517,295 $ 3,517,295
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(a)
10,326,348 10,326,348
TOTAL INVESTMENT COMPANIES a $ 13,843,643
BONDS - 98 .63%
Principal
Amount Value
Banks - 52 .72% — —
Bank of America Corp.
(5-year Treasury Constant Maturity Rate +
2.76%),
4.38%, 01/27/2027
(d),(e)
$ 18,925,000 $ 18,444,685
(5-year Treasury Constant Maturity Rate +
3.23%),
6.13%, 04/27/2027
(d),(e)
12,308,000 12,461,210
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
2.98%),
6.71%, 08/25/2025
(d),(e)
4,362,000 4,333,592
(5-year Treasury Constant Maturity Rate +
3.01%),
7.30%, 11/26/2084
(e)
14,500,000 14,453,420
(5-year Treasury Constant Maturity Rate +
3.45%),
7.70%, 05/26/2084
(e)
3,945,000 4,008,657
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(d),(e),(f)
16,900,000 16,525,237
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(d),(e)
13,427,000 12,834,379
(3-month Term Secured Overnight Financing
Rate + 3.39%),
4.63%, 09/20/2026
(d),(e)
1,404,000 1,379,924
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(d),(e)
8,900,000 8,846,103
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.55%),
4.90%, 06/04/2025
(d),(e)
10,493,000 10,421,297
(5-year Treasury Constant Maturity Rate +
2.90%),
7.35%, 04/27/2085
(e)
5,350,000 5,300,427
(5-year Treasury Constant Maturity Rate +
4.02%),
8.00%, 01/27/2084
(e)
856,000 884,104
(5-year Treasury Constant Maturity Rate +
4.38%),
8.63%, 10/27/2082
(e)
24,328,000 25,441,322
Canadian Imperial Bank of Commerce
(5-year Treasury Constant Maturity Rate +
2.83%),
6.95%, 01/28/2085
(e)
6,665,000 6,519,484
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(d),(e)
12,289,000 12,004,872
(5-year Treasury Constant Maturity Rate +
3.60%),
4.00%, 12/10/2025
(d),(e)
16,852,000 16,590,142
(5-year Treasury Constant Maturity Rate +
2.57%),
6.75%, 02/15/2030
(d),(e)
5,250,000 5,191,337
(10-year Treasury Constant Maturity Rate +
2.76%),
7.00%, 08/15/2034
(d),(e)
4,500,000 4,665,442
BONDS (continued)
Principal
Amount Value
Banks (continued)
Citigroup, Inc. (continued)
(5-year Treasury Constant Maturity Rate +
2.69%),
7.13%, 08/15/2029
(d),(e)
$ 500,000 $ 511,344
(5-year Treasury Constant Maturity Rate +
3.21%),
7.38%, 05/15/2028
(d),(e)
7,530,000 7,731,262
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.22%),
4.00%, 10/06/2026
(d),(e)
11,968,000 11,465,666
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(d),(e)
18,941,000 18,798,691
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(d),(e)
2,621,000 2,543,601
(5-year Treasury Constant Maturity Rate +
2.97%),
3.80%, 05/10/2026
(d),(e),(f)
4,105,000 4,002,552
(5-year Treasury Constant Maturity Rate +
2.95%),
4.13%, 11/10/2026
(d),(e)
9,414,000 9,119,521
(10-year Treasury Constant Maturity Rate +
2.40%),
6.13%, 11/10/2034
(d),(e)
12,750,000 12,471,035
(5-year Treasury Constant Maturity Rate +
3.62%),
7.38%, 08/10/2025
(d),(e)
2,754,000 2,767,013
(5-year Treasury Constant Maturity Rate +
2.81%),
7.50%, 05/10/2029
(d),(e)
6,850,000 7,184,800
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate +
4.05%),
4.45%, 10/15/2027
(d),(e)
5,832,000 5,612,110
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(d),(e),(f)
20,103,000 19,987,120
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.65%, 06/01/2026
(d),(e)
15,105,000 14,767,385
(5-year Treasury Constant Maturity Rate +
2.15%),
6.50%, 04/01/2030
(d),(e)
14,300,000 14,635,233
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(d),(e)
4,400,000 4,621,316
KeyCorp Capital I
(3-month Term Secured Overnight Financing
Rate + 1.00%),
5.31%, 07/01/2028 7,704,000 7,525,401
KeyCorp Capital III
7.75%, 07/15/2029 9,000,000 9,548,559
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(d),(e)
20,108,000 19,072,830
(5-year Treasury Constant Maturity Rate +
3.17%),
7.30%, 08/01/2025
(d),(e)
5,000,000 4,986,628
Northern Trust Corp.
(3-month Term Secured Overnight Financing
Rate + 3.46%),
4.60%, 10/01/2026
(d),(e),(f)
2,899,000 2,879,688

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.60%),
3.40%, 09/15/2026
(d),(e)
$ 2,466,000 $ 2,345,953
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(d),(e)
6,069,000 6,092,050
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(d),(e)
15,003,000 15,211,497
(7-year Treasury Constant Maturity Rate +
2.81%),
6.25%, 03/15/2030
(d),(e)
27,490,000 27,630,749
Royal Bank of Canada
(5-year Treasury Constant Maturity Rate +
2.26%),
6.35%, 11/24/2084
(e)
11,060,000 10,499,854
(5-year Treasury Constant Maturity Rate +
2.89%),
7.50%, 05/02/2084
(e)
10,500,000 10,763,340
State Street Corp.
(5-year Treasury Constant Maturity Rate +
2.14%),
6.45%, 09/15/2030
(d),(e)
5,470,000 5,465,168
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(d),(e)
8,234,000 8,442,048
(5-year Treasury Constant Maturity Rate +
2.63%),
6.70%, 09/15/2029
(d),(e)
10,850,000 11,108,545
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
2.98%),
7.25%, 07/31/2084
(e)
6,600,000 6,633,363
(5-year Treasury Constant Maturity Rate +
4.07%),
8.13%, 10/31/2082
(e)
30,345,000 31,389,020
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(d),(e)
10,517,000 10,440,149
(10-year Treasury Constant Maturity Rate +
4.35%),
5.10%, 03/01/2030
(d),(e)
6,000,000 5,818,784
(3-month Term Secured Overnight Financing
Rate + 0.91%),
5.21%, 03/15/2028 1,250,000 1,223,166
(3-month Term Secured Overnight Financing
Rate + 0.93%),
5.26%, 05/15/2027 4,800,000 4,736,623
(5-year Treasury Constant Maturity Rate +
3.00%),
6.67%, 09/01/2025
(d),(e)
9,481,400 9,442,039
U.S. Bancorp
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(d),(e)
21,725,000 20,617,190
(3-month Term Secured Overnight Financing
Rate + 3.18%),
5.30%, 04/15/2027
(d),(e)
5,296,000 5,237,249
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(d),(e)
34,956,000 34,259,512
(5-year Treasury Constant Maturity Rate +
2.77%),
6.85%, 09/15/2029
(d),(e)
8,103,000 8,408,572
BONDS (continued)
Principal
Amount Value
Banks (continued)
Wells Fargo & Co. (continued)
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(d),(e)
$ 12,530,000 $ 13,384,960
$ 609,687,220
Diversified Financial Services - 11 .26%
American Express Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(d),(e)
42,267,000 40,818,628
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(d),(e)
20,415,000 19,527,593
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(d),(e)
26,360,000 25,694,033
(10-year Treasury Constant Maturity Rate +
3.08%),
4.00%, 12/01/2030
(d),(e)
2,000,000 1,772,498
(5-year Treasury Constant Maturity Rate +
3.26%),
5.00%, 06/01/2027
(d),(e)
1,500,000 1,483,181
(5-year Treasury Constant Maturity Rate +
4.97%),
5.38%, 06/01/2025
(d),(e)
9,688,000 9,653,641
Discover Financial Services
(5-year Treasury Constant Maturity Rate +
5.78%),
6.13%, 06/23/2025
(d),(e)
16,441,000 16,408,721
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(d),(e)
14,265,000 14,796,200
$ 130,154,495
Electric - 11 .55%
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.88%, 02/15/2062
(e)
13,520,000 12,798,021
(5-year Treasury Constant Maturity Rate +
2.68%),
6.95%, 12/15/2054
(e)
3,915,000 3,993,492
(5-year Treasury Constant Maturity Rate +
2.75%),
7.05%, 12/15/2054
(e)
3,460,000 3,516,056
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate +
4.12%),
4.75%, 06/01/2050
(e)
3,390,000 3,188,044
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(d),(e)
18,055,000 17,546,672
(5-year Treasury Constant Maturity Rate +
2.21%),
6.63%, 05/15/2055
(e)
4,597,000 4,564,707
(5-year Treasury Constant Maturity Rate +
2.39%),
6.88%, 02/01/2055
(e)
8,967,000 9,284,013
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate +
2.32%),
3.25%, 01/15/2082
(e)
16,885,000 15,937,002
(5-year Treasury Constant Maturity Rate +
2.59%),
6.45%, 09/01/2054
(e)
3,300,000 3,294,430

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Electric (continued)
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076
(e)
$ 7,859,000 $ 7,884,097
EUSHI Finance, Inc.
(5-year Treasury Constant Maturity Rate +
3.14%),
7.63%, 12/15/2054
(e)
2,381,000 2,477,469
Evergy, Inc.
(5-year Treasury Constant Maturity Rate +
2.56%),
6.65%, 06/01/2055
(e)
3,686,000 3,625,608
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
2.55%),
3.80%, 03/15/2082
(e)
18,549,000 17,451,675
(5-year Treasury Constant Maturity Rate +
2.36%),
6.70%, 09/01/2054
(e)
7,754,000 7,850,289
Southern Co.
(5-year Treasury Constant Maturity Rate +
3.73%),
4.00%, 01/15/2051
(e)
18,345,000 18,111,868
(5-year Treasury Constant Maturity Rate +
2.07%),
6.38%, 03/15/2055
(e)
2,000,000 2,047,926
$ 133,571,369
Gas - 0 .55%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate +
2.45%),
6.95%, 11/30/2054
(e)
6,207,000 6,293,190
Insurance - 15 .06%
Allianz SE
(5-year Treasury Constant Maturity Rate +
3.23%),
6.35%, 09/06/2053
(e),(g)
5,000,000 5,173,080
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052
(e)
6,500,000 6,500,000
Argentum Netherlands BV for Zurich Insurance
Co. Ltd.
(5-year Treasury Constant Maturity Rate +
3.27%),
5.13%, 06/01/2048
(e)
4,000,000 3,965,220
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046
(e)
6,500,000 6,516,159
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate +
2.65%),
6.38%, 09/15/2054
(e)
5,900,000 5,861,574
(5-year Treasury Constant Maturity Rate +
3.85%),
6.88%, 12/15/2052
(e)
12,778,000 13,058,447
Dai-ichi Life Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate +
2.52%),
6.20%, 01/16/2035
(d),(e),(g)
12,450,000 12,489,168
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
4.74%),
4.95%, 09/15/2025
(d),(e)
4,417,000 4,399,916
(5-year Treasury Constant Maturity Rate +
2.39%),
6.70%, 03/28/2055
(e)
1,500,000 1,488,414
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.32%),
4.13%, 12/15/2051
(e),(g)
20,309,000 19,445,540
BONDS (continued)
Principal
Amount Value
Insurance (continued)
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045
(e),(g)
$ 1,415,000 $ 1,412,915
(5-year Treasury Constant Maturity Rate +
3.03%),
5.80%, 09/11/2054
(e),(g)
2,441,000 2,409,064
(5-year Treasury Constant Maturity Rate +
2.91%),
6.10%, 06/11/2055
(e),(g)
6,800,000 6,776,090
MetLife, Inc.
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(d),(e)
13,324,000 13,167,775
6.40%, 12/15/2066 2,451,000 2,485,944
9.25%, 04/08/2068
(g)
4,235,000 5,001,937
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.65%),
2.75%, 01/21/2051
(e),(g)
13,694,000 11,821,988
(5-year Treasury Constant Maturity Rate +
2.60%),
2.90%, 09/16/2051
(e),(g)
4,704,000 4,051,823
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.04%),
3.70%, 10/01/2050
(e)
21,487,000 19,389,299
(5-year Treasury Constant Maturity Rate +
3.16%),
5.13%, 03/01/2052
(e)
5,897,000 5,613,100
Reinsurance Group of America, Inc.
(5-year Treasury Constant Maturity Rate +
2.39%),
6.65%, 09/15/2055
(e)
4,545,000 4,475,234
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.75%),
3.38%, 04/15/2081
(e),(g)
4,740,000 4,228,100
Swiss RE Subordinated Finance PLC
(3-month Term Secured Overnight Financing
Rate + 1.81%),
5.70%, 04/05/2035
(e),(g)
1,000,000 1,008,810
(3-month Term Secured Overnight Financing
Rate + 2.13%),
6.19%, 04/01/2046
(e),(g),(h)
3,600,000 3,602,999
Willow No. 2 Ireland PLC for Zurich Insurance
Co. Ltd.
(3-month USD LIBOR + 3.18%),
4.25%, 10/01/2045
(e)
3,000,000 2,973,150
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate +
2.78%),
3.00%, 04/19/2051
(e)
8,000,000 6,886,192
$ 174,201,938
Oil & Gas - 1 .88%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
4.04%),
4.38%, 06/22/2025
(d),(e)
2,130,000 2,118,291
(5-year Treasury Constant Maturity Rate +
4.40%),
4.88%, 03/22/2030
(d),(e)
4,184,000 4,002,061
(5-year Treasury Constant Maturity Rate +
1.92%),
6.13%, 03/18/2035
(d),(e)
5,900,000 5,806,183
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(d),(e)
9,600,000 9,794,880
$ 21,721,415

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Pipelines - 5 .28%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate +
5.31%),
5.75%, 07/15/2080
(e)
$ 3,324,000 $ 3,214,191
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.00%, 01/15/2077
(e)
7,412,000 7,312,399
(5-year Treasury Constant Maturity Rate +
4.42%),
7.63%, 01/15/2083
(e)
8,145,000 8,531,187
(5-year Treasury Constant Maturity Rate +
4.43%),
8.50%, 01/15/2084
(e)
12,741,000 14,032,963
Enterprise Products Operating LLC
(3-month Term Secured Overnight Financing
Rate + 3.29%),
5.25%, 08/16/2077
(e)
6,733,000 6,629,128
TransCanada PipeLines Ltd.
(5-year Treasury Constant Maturity Rate +
2.61%),
7.00%, 06/01/2065
(e)
1,100,000 1,082,322
Transcanada Trust
(6-month Secured Overnight Financing Rate
+ 4.42%),
5.50%, 09/15/2079
(e)
5,233,000 5,046,977
(5-year Treasury Constant Maturity Rate +
3.99%),
5.60%, 03/07/2082
(e)
16,285,000 15,217,258
$ 61,066,425
REITs - 0 .23%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate +
4.38%),
4.75%, 09/24/2080
(e),(g)
256,000 254,386
(5-year Treasury Constant Maturity Rate +
4.69%),
5.13%, 09/24/2080
(e),(g)
2,449,000 2,400,851
$ 2,655,237
Sovereign - 0 .10%
CoBank ACB
(5-year Treasury Constant Maturity Rate +
3.05%),
4.25%, 01/01/2027
(d),(e)
1,250,000 1,197,714
TOTAL BONDS a $ 1,140,549,003
Total Investments
99.83%
$ 1,154,392,646
Other Assets and Liabilities - 0.17% 2,028,021
TOTAL NET ASSETS - 100.00% $ 1,156,420,667
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,517,295 or 0.30% of net assets.
(d)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $3,441,652 or 0.30% of net assets.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $80,076,751 or 6.92% of net assets.
(h)
Securities purchased on a when-issued basis.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
March 31, 2025
Value
Principal Government Money Market Fund, Class R-6 4.18% $ 5,226,055 $ 126,177,970 $ 127,886,730 $ 3,517,295
$ 5,226,055 $ 126,177,970 $ 127,886,730 $ 3,517,295
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.18% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 1 .05 % Shares Held Value
Money Market Funds - 1 .05% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(a)
379,483 $ 379,483
TOTAL INVESTMENT COMPANIES a $ 379,483
PREFERRED STOCKS - 7 .17 % Shares Held Value
Banks - 4 .10% —
Bank of America Corp., Series NN
4.38%, 11/03/2025
(b)
4,380 $ 80,986
Morgan Stanley, Series I
6.38%, 07/15/2025
(b)
17,030 423,366
Morgan Stanley, Series P
6.50%, 10/15/2027
(b)
4,000 101,000
Morgan Stanley, Series Q
6.63%, 10/15/2029
(b)
12,000 306,000
Regions Financial Corp.
(5-year Treasury Constant Maturity Rate +
2.77%),
6.95%, 09/15/2029
(b)
22,400 562,688
$ 1,474,040
Insurance - 1 .62%
Allstate Corp., Series H
5.10%, 07/15/2025
(b)
11,500 241,500
MetLife, Inc., Series F
4.75%, 06/15/2025
(b)
17,250 341,550
$ 583,050
Telecommunications - 1 .45%
AT&T, Inc., Series A
5.00%, 04/30/2025
(b)
11,381 230,010
AT&T, Inc., Series C
4.75%, 04/30/2025
(b)
15,395 293,583
$ 523,593
TOTAL PREFERRED STOCKS a $ 2,580,683
BONDS - 90 .97%
Principal
Amount Value
Banks - 71 .06% — —
Banco Santander SA
(5-year Treasury Constant Maturity Rate +
3.91%),
8.00%, 02/01/2034
(b),(c),(d)
$ 400,000 $ 415,954
Bank of America Corp.
(3-month Term Secured Overnight Financing
Rate + 4.81%),
6.30%, 03/10/2026
(b),(c)
575,000 581,722
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
3.01%),
7.30%, 11/26/2084
(c)
1,600,000 1,594,860
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(b),(c)
230,000 224,900
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(b),(c)
100,000 95,586
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(b),(c)
596,000 592,391
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.55%),
4.90%, 06/04/2025
(b),(c)
1,165,000 1,157,039
(5-year Treasury Constant Maturity Rate +
4.38%),
8.63%, 10/27/2082
(c)
300,000 313,729
Barclays PLC
(5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 3.69%),
7.63%, 03/15/2035
(b),(c),(d)
200,000 195,589
BONDS (continued)
Principal
Amount Value
Banks (continued)
Barclays PLC (continued)
(5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 5.78%),
9.63%, 12/15/2029
(b),(c),(d)
$ 219,000 $ 240,211
BNP Paribas SA
(5-year Treasury Constant Maturity Rate +
4.90%),
7.75%, 08/16/2029
(b),(c),(d),(e)
200,000 206,001
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(b),(c)
1,055,000 1,030,608
(10-year Treasury Constant Maturity Rate +
2.76%),
7.00%, 08/15/2034
(b),(c)
500,000 518,382
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(b),(c)
632,000 627,252
Credit Agricole SA
(5-year Swap rate + 6.19%),
8.13%, 12/23/2025
(b),(c),(d),(e)
250,000 254,250
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate +
4.22%),
4.50%, 09/30/2025
(b),(c)
560,000 555,246
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(b),(c)
585,000 567,725
(10-year Treasury Constant Maturity Rate +
2.40%),
6.13%, 11/10/2034
(b),(c)
400,000 391,248
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate +
4.05%),
4.45%, 10/15/2027
(b),(c)
187,000 179,949
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(b),(c)
1,068,000 1,061,844
ING Groep NV
(5-year Treasury Constant Maturity Rate +
4.34%),
5.75%, 11/16/2026
(b),(c),(d)
1,110,000 1,101,268
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(b),(c)
1,400,000 1,470,419
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025
(b),(c),(d)
991,000 994,361
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(b),(c)
550,000 521,686
(3-month Term Secured Overnight Financing
Rate + 3.78%),
5.13%, 11/01/2026
(b),(c)
247,000 244,450
NatWest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025
(b),(c),(d)
861,000 865,584
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate +
4.11%),
6.63%, 03/26/2026
(b),(c),(d),(e)
861,000 863,622
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(b),(c)
1,077,000 1,081,090

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc. (continued)
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(b),(c)
$ 100,000 $ 101,390
Royal Bank of Canada
(5-year Treasury Constant Maturity Rate +
2.26%),
6.35%, 11/24/2084
(c)
300,000 284,806
(5-year Treasury Constant Maturity Rate +
2.89%),
7.50%, 05/02/2084
(c)
400,000 410,032
State Street Corp.
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(b),(c)
1,400,000 1,435,374
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
4.07%),
8.13%, 10/31/2082
(c)
1,001,000 1,035,439
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(b),(c)
660,000 655,177
U.S. Bancorp
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(b),(c)
890,000 844,617
UBS Group AG
(5-year Treasury Constant Maturity Rate +
3.31%),
4.38%, 02/10/2031
(b),(c),(d),(e)
300,000 256,890
(5-year Treasury Constant Maturity Rate +
4.75%),
9.25%, 11/13/2028
(b),(c),(e)
800,000 868,832
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(b),(c)
1,128,000 1,105,525
(5-year Treasury Constant Maturity Rate +
2.77%),
6.85%, 09/15/2029
(b),(c)
200,000 207,542
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(b),(c)
400,000 427,293
$ 25,579,883
Diversified Financial Services - 13 .33%
American Express Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(b),(c)
1,663,000 1,606,014
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(b),(c)
674,000 644,702
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(b),(c)
1,028,000 1,002,028
(5-year Treasury Constant Maturity Rate +
4.97%),
5.38%, 06/01/2025
(b),(c)
375,000 373,670
Discover Financial Services
(5-year Treasury Constant Maturity Rate +
5.78%),
6.13%, 06/23/2025
(b),(c)
575,000 573,871
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(b),(c)
$ 578,000 $ 599,524
$ 4,799,809
Electric - 2 .97%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(b),(c)
1,100,000 1,069,030
Insurance - 1 .16%
Allianz SE
(5-year Treasury Constant Maturity Rate +
2.97%),
3.50%, 11/17/2025
(b),(c),(d),(e)
200,000 193,016
MetLife, Inc.
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(b),(c)
225,000 222,362
$ 415,378
Oil & Gas - 1 .13%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(b),(c)
400,000 408,120
Pipelines - 1 .32%
Enbridge, Inc.
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.00%, 01/15/2077
(c)
483,000 476,510
TOTAL BONDS a $ 32,748,730
Total Investments
99.19%
$ 35,708,896
Other Assets and Liabilities - 0.81% 290,823
TOTAL NET ASSETS - 100.00% $ 35,999,719
(a)
1-day yield shown as of period end.
(b)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $5,586,746 or 15.52% of net assets.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,642,611 or 7.34% of net assets.

Schedule of Investments
Principal U.S. Mega-Cap ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .66 % Shares Held Value
Auto Manufacturers - 2 .71% - —
Tesla, Inc.
(a)
261,141 $ 67,677,302
Banks - 10 .06%
Bank of America Corp. 1,414,077 59,009,433
JPMorgan Chase & Co. 441,107 108,203,547
Wells Fargo & Co. 1,170,699 84,044,481
$ 251,257,461
Computers - 7 .16%
Apple, Inc. 805,385 178,900,170
Cosmetics & Personal Care - 3 .83%
Procter & Gamble Co. 562,219 95,813,362
Diversified Financial Services - 9 .65%
Mastercard, Inc., Class A 216,208 118,507,929
Visa, Inc., Class A 349,547 122,502,242
$ 241,010,171
Healthcare - Services - 3 .76%
UnitedHealth Group, Inc. 179,219 93,865,951
Insurance - 5 .49%
Berkshire Hathaway, Inc., Class B
(a)
257,326 137,046,681
Internet - 15 .71%
Alphabet, Inc., Class A 567,034 87,686,138
Amazon.com, Inc.
(a)
498,377 94,821,208
Meta Platforms, Inc., Class A 170,295 98,151,226
Netflix, Inc.
(a)
119,990 111,894,275
$ 392,552,847
Oil & Gas - 4 .13%
Exxon Mobil Corp. 867,277 103,145,254
Pharmaceuticals - 8 .38%
AbbVie, Inc. 351,657 73,679,175
Eli Lilly & Co. 76,318 63,031,799
Johnson & Johnson 437,748 72,596,128
$ 209,307,102
Retail - 8 .12%
Costco Wholesale Corp. 64,205 60,723,805
Home Depot, Inc. 164,533 60,299,699
Walmart, Inc. 933,729 81,972,069
$ 202,995,573
Semiconductors - 7 .67%
Broadcom, Inc. 298,069 49,905,692
NVIDIA Corp. 1,306,952 141,647,458
$ 191,553,150
Software - 12 .99%
Microsoft Corp. 396,102 148,692,730
Oracle Corp. 541,338 75,684,466
Salesforce, Inc. 373,349 100,191,937
$ 324,569,133
TOTAL COMMON STOCKS a $ 2,489,694,157
INVESTMENT COMPANIES - 0 .34 % Shares Held Value
Money Market Funds - 0 .34% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(b)
8,424,076 $ 8,424,076
TOTAL INVESTMENT COMPANIES a $ 8,424,076
Total Investments
100.00%
$ 2,498,118,233
Other Assets and Liabilities - (0.00%) (1,731)
TOTAL NET ASSETS - 100.00% $ 2,498,116,502
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .58 % Shares Held Value
Advertising - 0 .04% - —
Advantage Solutions, Inc.
(a)
54,808 $ 82,760
Stagwell, Inc.
(a)
30,118 182,214
$ 264,974
Aerospace & Defense - 0 .53%
Leonardo DRS, Inc. 47,201 1,551,969
Moog, Inc., Class A 12,634 2,190,104
$ 3,742,073
Agriculture - 0 .38%
Dole PLC 31,632 457,083
Turning Point Brands, Inc. 5,985 355,748
Vital Farms, Inc.
(a)
60,628 1,847,335
$ 2,660,166
Airlines - 0 .40%
SkyWest, Inc.
(a)
32,391 2,830,002
Apparel - 0 .29%
Kontoor Brands, Inc. 18,741 1,201,860
Steven Madden Ltd. 31,534 840,066
$ 2,041,926
Auto Manufacturers - 0 .47%
Blue Bird Corp.
(a)
47,736 1,545,215
REV Group, Inc. 54,852 1,733,323
$ 3,278,538
Auto Parts & Equipment - 0 .58%
Dorman Products, Inc.
(a)
5,769 695,395
Fox Factory Holding Corp.
(a)
23,419 546,600
Miller Industries, Inc. 8,428 357,094
Phinia, Inc. 26,536 1,125,923
Standard Motor Products, Inc. 8,767 218,561
Visteon Corp.
(a)
12,939 1,004,325
XPEL, Inc.
(a),(b)
4,120 121,046
$ 4,068,944
Banks - 6 .98%
1st Source Corp. 11,309 676,391
Amalgamated Financial Corp. 18,347 527,476
Ameris Bancorp 44,301 2,550,408
BancFirst Corp. 9,556 1,049,918
Bancorp, Inc.
(a)
75,036 3,964,902
Bank of NT Butterfield & Son Ltd. 31,392 1,221,777
Byline Bancorp, Inc. 20,690 541,250
Central Pacific Financial Corp. 21,201 573,275
City Holding Co. 7,425 872,215
Coastal Financial Corp.
(a)
6,772 612,256
Enterprise Financial Services Corp. 16,794 902,509
FB Financial Corp. 18,327 849,640
First BanCorp 142,775 2,736,997
First Commonwealth Financial Corp. 71,041 1,103,977
First Financial Bancorp 49,748 1,242,705
First Merchants Corp. 32,090 1,297,720
Fulton Financial Corp. 175,918 3,182,357
German American Bancorp, Inc. 15,368 576,300
Hanmi Financial Corp. 25,924 587,438
Heritage Financial Corp. 24,565 597,666
Hope Bancorp, Inc. 98,057 1,026,657
Independent Bank Corp. 14,929 459,664
International Bancshares Corp. 30,615 1,930,582
Live Oak Bancshares, Inc. 23,733 632,722
Mercantile Bank Corp. 8,633 375,017
National Bank Holdings Corp., Class A 34,034 1,302,481
OFG Bancorp 31,334 1,253,987
Old National Bancorp 249,715 5,291,461
Old Second Bancorp, Inc. 33,528 557,906
Orrstown Financial Services, Inc. 13,779 413,508
Peoples Bancorp, Inc. 16,818 498,822
Preferred Bank 11,460 958,744
QCR Holdings, Inc. 8,183 583,611
S&T Bancorp, Inc. 16,454 609,621
Simmons First National Corp., Class A 65,728 1,349,396
UMB Financial Corp. 52,317 5,289,249
Westamerica BanCorp 17,280 874,886
$ 49,075,491
COMMON STOCKS (continued) Shares Held Value
Beverages - 0 .51%
Primo Brands Corp., Class A 65,670 $ 2,330,628
Vita Coco Co., Inc.
(a)
40,670 1,246,536
$ 3,577,164
Biotechnology - 3 .14%
ACADIA Pharmaceuticals, Inc.
(a)
140,210 2,328,888
ADMA Biologics, Inc.
(a)
108,320 2,149,069
ANI Pharmaceuticals, Inc.
(a)
14,147 947,142
Ardelyx, Inc.
(a)
130,397 640,249
Chinook Therapeutics, Inc.
(a),(c)
9,658 3,863
Evolus, Inc.
(a)
28,942 348,172
Halozyme Therapeutics, Inc.
(a)
83,586 5,333,623
Innoviva, Inc.
(a)
31,026 562,501
Kiniksa Pharmaceuticals International PLC
(a)
24,005 533,151
Ligand Pharmaceuticals, Inc.
(a)
8,850 930,489
Summit Therapeutics, Inc.
(a)
60,546 1,167,932
TG Therapeutics, Inc.
(a)
130,122 5,130,710
Veracyte, Inc.
(a)
30,501 904,355
Vericel Corp.
(a)
23,714 1,058,119
$ 22,038,263
Building Materials - 2 .58%
American Woodmark Corp.
(a)
10,621 624,834
Apogee Enterprises, Inc. 11,350 525,846
Boise Cascade Co. 22,582 2,215,068
Gibraltar Industries, Inc.
(a)
16,397 961,848
Griffon Corp. 37,054 2,649,361
Knife River Corp.
(a)
23,316 2,103,336
Masterbrand, Inc.
(a)
74,855 977,606
Modine Manufacturing Co.
(a)
18,006 1,381,961
SPX Technologies, Inc.
(a)
20,358 2,621,703
Tecnoglass, Inc. 25,182 1,801,772
UFP Industries, Inc. 21,324 2,282,521
$ 18,145,856
Chemicals - 1 .23%
Balchem Corp. 6,913 1,147,558
Cabot Corp. 22,317 1,855,435
Hawkins, Inc. 6,667 706,169
HB Fuller Co. 19,308 1,083,565
Innospec, Inc. 8,006 758,569
Koppers Holdings, Inc. 10,651 298,228
Minerals Technologies, Inc. 12,223 777,016
Perimeter Solutions, Inc.
(a)
36,021 362,731
Quaker Chemical Corp. 7,558 934,244
Sensient Technologies Corp. 9,430 701,875
$ 8,625,390
Coal - 0 .66%
Core Natural Resources, Inc. 18,224 1,405,070
Ramaco Resources, Inc., Class A 36,315 298,872
Warrior Met Coal, Inc. 60,959 2,908,964
$ 4,612,906
Commercial Services - 4 .89%
ABM Industries, Inc. 37,751 1,787,887
Adtalem Global Education, Inc.
(a)
18,906 1,902,700
Alarm.com Holdings, Inc.
(a)
24,731 1,376,280
American Public Education, Inc.
(a)
11,506 256,814
AMN Healthcare Services, Inc.
(a)
53,062 1,297,897
Barrett Business Services, Inc. 17,207 708,068
BrightView Holdings, Inc.
(a)
48,011 616,461
Brink's Co. 24,965 2,150,984
Carriage Services, Inc. 6,738 261,098
CBIZ, Inc.
(a)
27,935 2,119,149
CompoSecure, Inc., Class A 9,437 102,580
CRA International, Inc. 4,782 828,242
Cross Country Healthcare, Inc.
(a)
29,734 442,739
Graham Holdings Co., Class B 821 788,866
Hackett Group, Inc. 6,064 177,190
Heidrick & Struggles International, Inc. 14,577 624,333
ICF International, Inc. 7,870 668,714
John Wiley & Sons, Inc., Class A 18,606 829,083
Korn Ferry 27,756 1,882,689
LiveRamp Holdings, Inc.
(a)
51,818 1,354,523

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Commercial Services (continued)
National Research Corp. 10,843 $ 138,790
Payoneer Global, Inc.
(a)
311,161 2,274,587
Paysafe Ltd.
(a)
36,617 574,521
Perdoceo Education Corp. 19,543 492,093
Progyny, Inc.
(a)
101,837 2,275,039
Repay Holdings Corp.
(a)
160,595 894,514
Sezzle, Inc.
(a)
22,248 776,233
Strategic Education, Inc. 6,698 562,364
Stride, Inc.
(a)
22,385 2,831,703
Transcat, Inc.
(a)
4,323 321,847
Universal Technical Institute, Inc.
(a)
23,675 607,974
Verra Mobility Corp.
(a)
86,843 1,954,836
Willdan Group, Inc.
(a)
7,676 312,567
ZipRecruiter, Inc., Class A
(a)
32,062 188,845
$ 34,382,210
Computers - 2 .21%
ASGN, Inc.
(a)
19,327 1,217,987
ExlService Holdings, Inc.
(a)
69,170 3,265,516
Grid Dynamics Holdings, Inc.
(a)
16,398 256,629
Insight Enterprises, Inc.
(a)
10,447 1,566,945
Maximus, Inc. 27,366 1,866,088
OneSpan, Inc. 17,491 266,738
PlayAGS, Inc.
(a)
19,692 238,470
Qualys, Inc.
(a)
24,669 3,106,567
Rapid7, Inc.
(a)
49,895 1,322,716
Varonis Systems, Inc.
(a)
60,637 2,452,767
$ 15,560,423
Cosmetics & Personal Care - 0 .32%
Edgewell Personal Care Co. 21,762 679,192
Prestige Consumer Healthcare, Inc.
(a)
18,134 1,558,980
$ 2,238,172
Distribution & Wholesale - 0 .31%
G-III Apparel Group Ltd.
(a)
26,203 716,652
Resideo Technologies, Inc.
(a)
63,077 1,116,463
ScanSource, Inc.
(a)
10,194 346,698
$ 2,179,813
Diversified Financial Services - 4 .96%
BGC Group, Inc., Class A 346,494 3,177,350
Enact Holdings, Inc. 27,768 964,938
Enova International, Inc.
(a)
24,665 2,381,652
Federal Agricultural Mortgage Corp., Class C 7,236 1,356,822
Hamilton Lane, Inc., Class A 34,520 5,132,088
International Money Express, Inc.
(a)
35,962 453,840
Mr. Cooper Group, Inc.
(a)
54,557 6,525,017
Pagseguro Digital Ltd., Class A
(a)
466,552 3,559,792
PJT Partners, Inc., Class A 25,254 3,482,022
StoneX Group, Inc.
(a)
28,844 2,203,105
Victory Capital Holdings, Inc., Class A 51,260 2,966,416
Virtus Investment Partners, Inc. 6,704 1,155,502
WisdomTree, Inc. 170,744 1,523,037
$ 34,881,581
Electric - 1 .80%
ALLETE, Inc. 54,273 3,565,736
Avista Corp. 58,665 2,456,303
Black Hills Corp. 49,378 2,994,776
MGE Energy, Inc. 15,657 1,455,475
Otter Tail Corp. 23,056 1,853,011
Unitil Corp. 5,902 340,486
$ 12,665,787
Electrical Components & Equipment - 1 .06%
Belden, Inc. 14,957 1,499,439
Energizer Holdings, Inc. 32,855 983,022
EnerSys 24,411 2,235,559
Graham Corp.
(a)
9,201 265,173
Novanta, Inc.
(a)
7,826 1,000,711
Powell Industries, Inc. 8,588 1,462,794
$ 7,446,698
Electronics - 2 .73%
Atkore, Inc. 53,211 3,192,128
Badger Meter, Inc. 8,119 1,544,640
COMMON STOCKS (continued) Shares Held Value
Electronics (continued)
Bel Fuse, Inc., Class B 3,715 $ 278,105
Benchmark Electronics, Inc. 16,178 615,249
CTS Corp. 8,432 350,350
Itron, Inc.
(a)
34,322 3,595,573
Mesa Laboratories, Inc. 2,326 276,003
Napco Security Technologies, Inc. 18,530 426,561
NEXTracker, Inc., Class A
(a)
128,230 5,403,612
OSI Systems, Inc.
(a)
5,710 1,109,681
Plexus Corp.
(a)
6,231 798,378
Sanmina Corp.
(a)
21,251 1,618,901
$ 19,209,181
Energy - Alternate Sources - 0 .04%
REX American Resources Corp.
(a)
6,775 254,537
Engineering & Construction - 2 .25%
Construction Partners, Inc., Class A
(a)
25,957 1,865,530
Dycom Industries, Inc.
(a)
21,170 3,225,038
Exponent, Inc. 15,154 1,228,383
Frontdoor, Inc.
(a)
30,278 1,163,281
IES Holdings, Inc.
(a)
7,795 1,287,033
Limbach Holdings, Inc.
(a)
13,062 972,727
Primoris Services Corp. 53,447 3,068,392
Sterling Infrastructure, Inc.
(a)
26,530 3,003,461
$ 15,813,845
Entertainment - 0 .93%
Cinemark Holdings, Inc. 148,251 3,689,967
IMAX Corp.
(a)
33,814 890,999
Madison Square Garden Entertainment Corp.
(a)
18,032 590,368
Monarch Casino & Resort, Inc. 5,335 414,796
Rush Street Interactive, Inc.
(a)
86,399 926,197
$ 6,512,327
Environmental Control - 0 .07%
CECO Environmental Corp.
(a)
22,412 510,994
Food - 2 .11%
Cal-Maine Foods, Inc. 23,469 2,133,332
Chefs' Warehouse, Inc.
(a)
17,176 935,405
Lancaster Colony Corp. 7,419 1,298,325
Mama's Creations, Inc.
(a)
20,210 131,567
Simply Good Foods Co.
(a)
54,721 1,887,327
Sprouts Farmers Market, Inc.
(a)
55,184 8,423,286
$ 14,809,242
Forest Products & Paper - 0 .15%
Sylvamo Corp. 15,647 1,049,444
Gas - 1 .42%
ONE Gas, Inc. 47,467 3,588,030
Southwest Gas Holdings, Inc. 42,532 3,053,798
Spire, Inc. 42,807 3,349,648
$ 9,991,476
Hand & Machine Tools - 0 .41%
Cadre Holdings, Inc. 18,303 541,952
Enerpac Tool Group Corp. 24,814 1,113,156
Franklin Electric Co., Inc. 13,213 1,240,436
$ 2,895,544
Healthcare - Products - 5 .48%
Artivion, Inc.
(a)
18,378 451,731
Avanos Medical, Inc.
(a)
15,237 218,346
Axogen, Inc.
(a)
12,441 230,159
BioLife Solutions, Inc.
(a)
23,330 532,857
Bioventus, Inc., Class A
(a)
16,787 153,601
CareDx, Inc.
(a)
16,108 285,917
Castle Biosciences, Inc.
(a)
15,307 306,446
CONMED Corp. 29,919 1,806,808
Haemonetics Corp.
(a)
41,810 2,657,026
ICU Medical, Inc.
(a)
14,287 1,983,893
Inmode Ltd.
(a)
96,975 1,720,336
Integer Holdings Corp.
(a)
19,946 2,353,827
Integra LifeSciences Holdings Corp.
(a)
103,385 2,273,436
iRadimed Corp. 4,818 252,849
Lantheus Holdings, Inc.
(a)
23,845 2,327,272
LeMaitre Vascular, Inc. 9,721 815,592
LivaNova PLC
(a)
53,580 2,104,622

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
Merit Medical Systems, Inc.
(a)
29,039 $ 3,069,713
MiMedx Group, Inc.
(a)
52,731 400,756
Neogen Corp.
(a)
138,850 1,203,830
OmniAb, Inc., Earnout Shares
(a)
1,130 —
OmniAb, Inc., Earnout Shares
(a)
1,130 —
Omnicell, Inc.
(a)
14,038 490,768
OraSure Technologies, Inc.
(a)
70,044 236,048
PROCEPT BioRobotics Corp.
(a)
23,811 1,387,229
RxSight, Inc.
(a)
37,536 947,784
Semler Scientific, Inc.
(a),(d)
18,403 666,189
STAAR Surgical Co.
(a)
54,218 955,863
Surmodics, Inc.
(a)
35,641 1,088,120
Tactile Systems Technology, Inc.
(a)
19,429 256,851
Tandem Diabetes Care, Inc.
(a)
71,510 1,370,132
TransMedics Group, Inc.
(a)
30,900 2,078,952
Twist Bioscience Corp.
(a)
61,423 2,411,467
UFP Technologies, Inc.
(a)
3,878 782,231
Varex Imaging Corp.
(a)
39,686 460,358
Zimvie, Inc.
(a)
17,837 192,640
$ 38,473,649
Healthcare - Services - 2 .59%
Addus HomeCare Corp.
(a)
9,474 936,884
Astrana Health, Inc.
(a)
14,213 440,745
Brookdale Senior Living, Inc.
(a)
149,441 935,501
Concentra Group Holdings Parent, Inc. 38,274 830,546
CorVel Corp.
(a)
7,780 871,127
Ensign Group, Inc. 21,055 2,724,517
GeneDx Holdings Corp.
(a)
16,206 1,435,284
HealthEquity, Inc.
(a)
45,775 4,045,137
National HealthCare Corp. 3,888 360,806
Pediatrix Medical Group, Inc.
(a)
46,262 670,336
Pennant Group, Inc.
(a)
11,431 287,490
RadNet, Inc.
(a)
40,866 2,031,857
Select Medical Holdings Corp. 47,386 791,346
Surgery Partners, Inc.
(a)
49,133 1,166,909
U.S. Physical Therapy, Inc. 9,608 695,235
$ 18,223,720
Home Builders - 2 .31%
Cavco Industries, Inc.
(a)
2,748 1,427,943
Dream Finders Homes, Inc., Class A
(a)
17,104 385,866
Forestar Group, Inc.
(a)
18,313 387,137
Green Brick Partners, Inc.
(a)
17,102 997,218
Hovnanian Enterprises, Inc., Class A
(a)
2,146 224,708
Installed Building Products, Inc. 14,199 2,434,561
KB Home 47,596 2,766,279
M/I Homes, Inc.
(a)
9,243 1,055,366
Meritage Homes Corp. 35,363 2,506,529
Taylor Morrison Home Corp.
(a)
33,982 2,040,279
Tri Pointe Homes, Inc.
(a)
34,073 1,087,610
Winnebago Industries, Inc. 25,956 894,444
$ 16,207,940
Home Furnishings - 0 .21%
Arhaus, Inc.
(a)
70,506 613,402
Daktronics, Inc.
(a)
20,469 249,312
MillerKnoll, Inc. 33,606 643,219
$ 1,505,933
Household Products & Wares - 0 .44%
Central Garden & Pet Co.
(a)
7,173 262,962
Central Garden & Pet Co., Class A
(a)
16,060 525,644
Helen of Troy Ltd.
(a)
20,878 1,116,764
WD-40 Co. 4,856 1,184,864
$ 3,090,234
Insurance - 4 .45%
Baldwin Insurance Group, Inc.
(a)
57,014 2,547,956
CNO Financial Group, Inc. 94,130 3,920,514
Essent Group Ltd. 68,487 3,953,070
F&G Annuities & Life, Inc. 11,806 425,606
Fidelis Insurance Holdings Ltd. 73,078 1,183,864
HCI Group, Inc. 19,290 2,878,647
Horace Mann Educators Corp. 37,711 1,611,391
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
Jackson Financial, Inc., Class A 62,027 $ 5,196,622
NMI Holdings, Inc.
(a)
71,901 2,592,031
Palomar Holdings, Inc.
(a)
18,810 2,578,475
SiriusPoint Ltd.
(a)
70,198 1,213,723
Skyward Specialty Insurance Group, Inc.
(a)
49,858 2,638,485
Universal Insurance Holdings, Inc. 23,406 554,722
$ 31,295,106
Internet - 2 .98%
AudioEye, Inc.
(a)
2,911 32,312
Bumble, Inc., Class A
(a)
165,093 716,504
Cargurus, Inc.
(a)
43,422 1,264,883
Despegar.com Corp.
(a)
53,338 1,002,221
ePlus, Inc.
(a)
8,444 515,337
Grindr, Inc.
(a)
32,318 578,492
HealthStream, Inc. 10,061 323,763
Hims & Hers Health, Inc.
(a)
324,417 9,586,522
Magnite, Inc.
(a)
114,715 1,308,898
Q2 Holdings, Inc.
(a)
29,501 2,360,375
Shutterstock, Inc. 32,334 602,383
Sprinklr, Inc., Class A
(a)
113,396 946,857
Yelp, Inc.
(a)
46,064 1,705,750
$ 20,944,297
Iron & Steel - 1 .31%
Carpenter Technology Corp. 36,924 6,689,890
Commercial Metals Co. 55,212 2,540,304
$ 9,230,194
Leisure Time - 0 .22%
Acushnet Holdings Corp. 12,855 882,624
MasterCraft Boat Holdings, Inc.
(a)
10,731 184,788
OneSpaWorld Holdings Ltd. 27,269 457,847
$ 1,525,259
Machinery - Construction & Mining - 0 .73%
Argan, Inc. 14,752 1,935,020
Hyster-Yale, Inc. 9,376 389,479
Terex Corp. 73,947 2,793,718
$ 5,118,217
Machinery - Diversified - 2 .84%
Alamo Group, Inc. 6,899 1,229,471
Applied Industrial Technologies, Inc. 22,014 4,960,635
Cactus, Inc., Class A 32,648 1,496,258
CSW Industrials, Inc. 7,406 2,158,997
DXP Enterprises, Inc.
(a)
10,926 898,773
Gorman-Rupp Co. 9,502 333,520
Kadant, Inc. 6,249 2,105,350
Mueller Water Products, Inc., Class A 99,838 2,537,882
Tennant Co. 10,579 843,675
Thermon Group Holdings, Inc.
(a)
15,701 437,273
Watts Water Technologies, Inc., Class A 14,351 2,926,456
$ 19,928,290
Media - 0 .71%
AMC Networks, Inc., Class A
(a)
21,623 148,766
Cable One, Inc. 6,282 1,669,567
Gannett Co., Inc.
(a)
79,931 231,001
Liberty Latin America Ltd., Class A
(a)
18,306 115,877
Liberty Latin America Ltd., Class C
(a)
62,817 390,094
TEGNA, Inc. 132,373 2,411,836
$ 4,967,141
Metal Fabrication & Hardware - 1 .12%
AZZ, Inc. 19,593 1,638,171
Janus International Group, Inc.
(a)
201,772 1,452,758
Mayville Engineering Co., Inc.
(a)
13,922 186,973
Metallus, Inc.
(a)
21,514 287,427
Mueller Industries, Inc. 46,066 3,507,465
Standex International Corp. 4,848 782,419
$ 7,855,213
Mining - 0 .46%
Century Aluminum Co.
(a)
67,242 1,248,011
Constellium SE
(a)
89,096 898,979
Kaiser Aluminum Corp. 10,177 616,930

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Mining (continued)
U.S. Lime & Minerals, Inc. 5,613 $ 496,077
$ 3,259,997
Miscellaneous Manufacturers - 0 .84%
Fabrinet
(a)
20,159 3,981,604
Federal Signal Corp. 25,937 1,907,666
$ 5,889,270
Multi-National - 0 .10%
Banco Latinoamericano de Comercio Exterior
SA 19,459 712,199
Office Furnishings - 0 .24%
HNI Corp. 19,709 874,094
Interface, Inc. 33,332 661,307
Virco Mfg. Corp. 15,227 144,047
$ 1,679,448
Oil & Gas - 1 .80%
CNX Resources Corp.
(a)
127,479 4,013,039
Gulfport Energy Corp.
(a)
10,974 2,020,752
Magnolia Oil & Gas Corp., Class A 105,715 2,670,361
Seadrill Ltd.
(a)
43,116 1,077,900
SM Energy Co. 83,682 2,506,276
VAALCO Energy, Inc. 47,575 178,882
Vitesse Energy, Inc. 7,552 185,704
$ 12,652,914
Oil & Gas Services - 1 .81%
Archrock, Inc. 63,955 1,678,179
Aris Water Solutions, Inc., Class A 35,350 1,132,614
Atlas Energy Solutions, Inc. 37,111 662,060
ChampionX Corp. 89,711 2,673,388
Helix Energy Solutions Group, Inc.
(a)
74,766 621,306
Kodiak Gas Services, Inc. 24,099 898,893
Liberty Energy, Inc. 106,429 1,684,771
NPK International, Inc.
(a)
28,245 164,103
Oceaneering International, Inc.
(a)
34,619 755,040
Select Water Solutions, Inc. 42,522 446,481
Solaris Energy Infrastructure, Inc. 6,639 144,465
Tidewater, Inc.
(a)
43,534 1,840,182
$ 12,701,482
Packaging & Containers - 0 .14%
Greif, Inc., Class A 10,802 594,002
Pactiv Evergreen, Inc. 19,533 351,789
$ 945,791
Pharmaceuticals - 3 .97%
AdaptHealth Corp.
(a)
51,435 557,555
Alkermes PLC
(a)
117,028 3,864,265
Amneal Pharmaceuticals, Inc.
(a)
85,299 714,806
Amphastar Pharmaceuticals, Inc.
(a)
25,352 734,954
Catalyst Pharmaceuticals, Inc.
(a)
57,614 1,397,139
Collegium Pharmaceutical, Inc.
(a)
30,565 912,365
Corcept Therapeutics, Inc.
(a)
65,832 7,519,331
Harmony Biosciences Holdings, Inc.
(a)
22,625 750,924
Harrow, Inc.
(a)
5,129 136,431
Heron Therapeutics, Inc.
(a),(d)
107,595 236,709
Ironwood Pharmaceuticals, Inc.
(a)
82,244 120,899
MannKind Corp.
(a)
179,949 905,143
Option Care Health, Inc.
(a)
90,209 3,152,805
Pacira BioSciences, Inc.
(a)
37,294 926,756
Protagonist Therapeutics, Inc.
(a)
49,523 2,394,932
Rhythm Pharmaceuticals, Inc.
(a)
32,781 1,736,410
SIGA Technologies, Inc.
(a)
20,544 112,581
Supernus Pharmaceuticals, Inc.
(a)
31,609 1,035,195
Xeris Biopharma Holdings, Inc.
(a)
102,550 562,999
Y-mAbs Therapeutics, Inc.
(a)
19,383 85,867
$ 27,858,066
Pipelines - 0 .19%
Excelerate Energy, Inc., Class A 8,583 246,160
Kinetik Holdings, Inc. 21,319 1,107,309
$ 1,353,469
Real Estate - 0 .43%
Cushman & Wakefield PLC
(a)
165,154 1,687,874
Newmark Group, Inc., Class A 86,678 1,054,871
COMMON STOCKS (continued) Shares Held Value
Real Estate (continued)
Real Brokerage, Inc.
(a)
72,959 $ 296,214
$ 3,038,959
REITs - 6 .13%
Acadia Realty Trust 75,218 1,575,817
Alexander's, Inc. 1,016 212,507
American Assets Trust, Inc. 23,331 469,886
Armada Hoffler Properties, Inc. 39,082 293,506
Broadstone Net Lease, Inc. 105,394 1,795,914
CareTrust REIT, Inc. 131,364 3,754,383
CBL & Associates Properties, Inc. 7,919 210,487
Centerspace 10,605 686,674
CTO Realty Growth, Inc. 14,058 271,460
Curbline Properties Corp. 89,261 2,159,224
Empire State Realty Trust, Inc., Class A 109,854 859,058
Essential Properties Realty Trust, Inc. 120,791 3,942,618
Four Corners Property Trust, Inc. 41,758 1,198,455
Independence Realty Trust, Inc. 213,328 4,528,953
Innovative Industrial Properties, Inc. 14,280 772,405
LTC Properties, Inc. 29,944 1,061,515
National Health Investors, Inc. 14,902 1,100,662
NexPoint Residential Trust, Inc. 10,424 412,061
PennyMac Mortgage Investment Trust 116,757 1,710,490
Ryman Hospitality Properties, Inc. 41,842 3,826,032
SITE Centers Corp. 42,990 551,992
Sunstone Hotel Investors, Inc. 193,098 1,817,052
Tanger, Inc. 64,586 2,182,361
Terreno Realty Corp. 58,385 3,691,100
UMH Properties, Inc. 33,845 632,901
Uniti Group, Inc. 176,429 889,202
Universal Health Realty Income Trust 5,176 212,009
Urban Edge Properties 93,278 1,772,282
Whitestone REIT 34,186 498,090
$ 43,089,096
Retail - 5 .40%
Abercrombie & Fitch Co., Class A
(a)
32,307 2,467,286
American Eagle Outfitters, Inc. 188,752 2,193,298
Boot Barn Holdings, Inc.
(a)
29,250 3,142,327
Brinker International, Inc.
(a)
73,964 11,024,334
Buckle, Inc. 15,881 608,560
Caleres, Inc. 20,908 360,245
Cheesecake Factory, Inc. 40,303 1,961,144
FirstCash Holdings, Inc. 41,472 4,989,911
GMS, Inc.
(a)
30,256 2,213,832
Group 1 Automotive, Inc. 4,598 1,756,206
La-Z-Boy, Inc. 22,928 896,256
Patrick Industries, Inc. 10,982 928,638
PC Connection, Inc. 4,060 253,425
PriceSmart, Inc. 7,404 650,441
Sally Beauty Holdings, Inc.
(a)
52,665 475,565
Shoe Carnival, Inc. 9,696 213,215
Urban Outfitters, Inc.
(a)
72,482 3,798,057
$ 37,932,740
Savings & Loans - 1 .18%
Axos Financial, Inc.
(a)
77,565 5,004,494
WaFd, Inc. 55,545 1,587,476
WSFS Financial Corp. 32,182 1,669,280
$ 8,261,250
Semiconductors - 1 .36%
Axcelis Technologies, Inc.
(a)
31,717 1,575,383
Impinj, Inc.
(a)
21,171 1,920,210
Photronics, Inc.
(a)
27,307 566,893
Rambus, Inc.
(a)
86,094 4,457,517
Veeco Instruments, Inc.
(a)
52,110 1,046,369
$ 9,566,372
Software - 4 .53%
8x8, Inc.
(a)
25,966 51,932
ACI Worldwide, Inc.
(a)
34,258 1,874,255
Agilysys, Inc.
(a)
12,389 898,698
Alkami Technology, Inc.
(a)
27,046 709,958
AvePoint, Inc.
(a)
68,112 983,537

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Software (continued)
Blackbaud, Inc.
(a)
10,216 $ 633,903
BlackLine, Inc.
(a)
54,040 2,616,617
Box, Inc., Class A
(a)
84,262 2,600,325
Clear Secure, Inc., Class A 50,248 1,301,926
Clearwater Analytics Holdings, Inc., Class A
(a)
84,053 2,252,620
Commvault Systems, Inc.
(a)
19,519 3,079,317
Daily Journal Corp.
(a)
611 242,995
Definitive Healthcare Corp.
(a)
41,758 120,681
DigitalOcean Holdings, Inc.
(a)
66,032 2,204,809
Evolent Health, Inc., Class A
(a)
53,536 506,986
GigaCloud Technology, Inc., Class A
(a)
72,362 1,027,540
Immersion Corp. 54,499 413,102
Innodata, Inc.
(a)
19,881 713,728
N-able, Inc.
(a)
38,086 270,030
Privia Health Group, Inc.
(a)
47,097 1,057,328
Progress Software Corp. 21,340 1,099,223
PubMatic, Inc., Class A
(a)
21,838 199,599
Sapiens International Corp. NV 7,930 214,824
SEMrush Holdings, Inc., Class A
(a)
29,247 272,875
Simulations Plus, Inc. 12,117 297,109
SolarWinds Corp. 29,710 547,555
SPS Commerce, Inc.
(a)
10,249 1,360,350
Vertex, Inc., Class A
(a)
50,685 1,774,482
Vimeo, Inc.
(a)
55,073 289,684
Yext, Inc.
(a)
50,959 313,907
Zeta Global Holdings Corp., Class A
(a)
140,870 1,910,197
$ 31,840,092
Telecommunications - 0 .75%
A10 Networks, Inc. 48,824 797,784
IDT Corp., Class B 4,968 254,908
InterDigital, Inc. 20,531 4,244,784
$ 5,297,476
Transportation - 1 .41%
Ardmore Shipping Corp. 32,692 320,055
Costamare, Inc. 64,309 632,801
DHT Holdings, Inc. 109,129 1,145,854
Dorian LPG Ltd. 31,625 706,502
International Seaways, Inc. 31,480 1,045,136
Matson, Inc. 20,891 2,677,599
Safe Bulkers, Inc. 68,877 254,156
Scorpio Tankers, Inc. 45,814 1,721,690
Teekay Corp. Ltd. 27,487 180,590
Teekay Tankers Ltd., Class A 14,617 559,393
World Kinect Corp. 23,730 672,983
$ 9,916,759
TOTAL COMMON STOCKS a $ 699,723,540
INVESTMENT COMPANIES - 0 .41 % Shares Held Value
Money Market Funds - 0 .41% - —
Principal Government Money Market Fund,
Class R-6 4.18%
(e),(f),(g)
206,843 $ 206,843
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(e)
2,664,221 2,664,221
TOTAL INVESTMENT COMPANIES a $ 2,871,064
Total Investments
99.99%
$ 702,594,604
Other Assets and Liabilities - 0.01% 54,704
TOTAL NET ASSETS - 100.00% $ 702,649,308
(a)
Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $121,046 or 0.02% of net assets.
(c)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(d)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $182,468 or 0.03% of net assets.
(e)
1-day yield shown as of period end.
(f)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(g)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $206,843 or
0.03% of net assets.

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2025 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
March 31, 2025
Value
Principal Government Money Market Fund, Class R-6 4.18% $ 1,899,837 $ 37,215,622 $ 38,908,616 $ 206,843
$ 1,899,837 $ 37,215,622 $ 38,908,616 $ 206,843
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.18% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Value ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .42 % Shares Held Value
Aerospace & Defense - 1 .93% - —
Lockheed Martin Corp. 5,216 $ 2,330,039
RTX Corp. 26,525 3,513,502
$ 5,843,541
Agriculture - 1 .64%
Altria Group, Inc. 51,514 3,091,870
Archer-Daniels-Midland Co. 38,875 1,866,389
$ 4,958,259
Apparel - 1 .64%
NIKE, Inc., Class B 34,231 2,172,984
Ralph Lauren Corp. 12,680 2,798,983
$ 4,971,967
Banks - 6 .01%
Bank of New York Mellon Corp. 36,987 3,102,100
Fifth Third Bancorp 57,676 2,260,899
Morgan Stanley 30,212 3,524,834
PNC Financial Services Group, Inc. 14,768 2,595,771
Regions Financial Corp. 103,634 2,251,967
Wells Fargo & Co. 62,000 4,450,980
$ 18,186,551
Beverages - 0 .81%
Molson Coors Beverage Co., Class B 40,070 2,439,061
Building Materials - 0 .86%
Trane Technologies PLC 7,705 2,595,969
Chemicals - 3 .38%
CF Industries Holdings, Inc. 28,707 2,243,452
DuPont de Nemours, Inc. 29,592 2,209,931
Eastman Chemical Co. 23,096 2,034,989
LyondellBasell Industries NV, Class A 24,371 1,715,718
PPG Industries, Inc. 18,515 2,024,615
$ 10,228,705
Commercial Services - 1 .07%
Automatic Data Processing, Inc. 10,590 3,235,563
Computers - 7 .09%
Accenture PLC, Class A 10,428 3,253,953
Apple, Inc. 53,337 11,847,748
Cognizant Technology Solutions Corp., Class A 31,779 2,431,094
Hewlett Packard Enterprise Co. 130,154 2,008,276
HP, Inc. 68,450 1,895,380
$ 21,436,451
Diversified Financial Services - 5 .45%
American Express Co. 12,504 3,364,201
Ameriprise Financial, Inc. 5,583 2,702,786
Discover Financial Services 18,489 3,156,073
Franklin Resources, Inc. 115,089 2,215,463
Nasdaq, Inc. 32,720 2,482,139
Synchrony Financial 48,151 2,549,114
$ 16,469,776
Electronics - 0 .70%
Allegion PLC 16,352 2,133,282
Environmental Control - 0 .77%
Pentair PLC 26,523 2,320,232
Food - 5 .31%
General Mills, Inc. 31,809 1,901,860
Hershey Co. 11,687 1,998,828
Hormel Foods Corp. 67,307 2,082,479
Kroger Co. 45,060 3,050,111
McCormick & Co., Inc. 27,172 2,236,527
Mondelez International, Inc., Class A 36,988 2,509,636
Sysco Corp. 30,229 2,268,384
$ 16,047,825
Hand & Machine Tools - 0 .93%
Snap-on, Inc. 8,329 2,806,956
Healthcare - Services - 0 .86%
Cigna Group 7,933 2,609,957
Household Products & Wares - 0 .79%
Kimberly-Clark Corp. 16,703 2,375,501
Insurance - 9 .74%
American International Group, Inc. 34,518 3,000,995
Assurant, Inc. 11,686 2,451,139
Chubb Ltd. 10,121 3,056,441
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
Cincinnati Financial Corp. 16,977 $ 2,507,842
Everest Group Ltd. 5,851 2,125,844
Hartford Insurance Group, Inc. 20,942 2,591,154
Marsh & McLennan Cos., Inc. 12,614 3,078,194
MetLife, Inc. 33,030 2,651,979
Prudential Financial, Inc. 21,556 2,407,374
Travelers Cos., Inc. 10,777 2,850,085
Willis Towers Watson PLC 8,043 2,718,132
$ 29,439,179
Internet - 0 .88%
eBay, Inc. 39,165 2,652,645
Iron & Steel - 0 .84%
Steel Dynamics, Inc. 20,385 2,549,756
Machinery - Construction & Mining - 1 .07%
Caterpillar, Inc. 9,784 3,226,763
Machinery - Diversified - 3 .43%
Deere & Co. 7,389 3,468,027
Nordson Corp. 9,004 1,816,287
Otis Worldwide Corp. 26,244 2,708,381
Rockwell Automation, Inc. 9,242 2,387,948
$ 10,380,643
Media - 2 .01%
Comcast Corp., Class A 79,930 2,949,417
Fox Corp., Class A 55,214 3,125,112
$ 6,074,529
Miscellaneous Manufacturers - 1 .48%
A.O. Smith Corp. 28,483 1,861,649
Illinois Tool Works, Inc. 10,489 2,601,377
$ 4,463,026
Oil & Gas - 8 .35%
Chevron Corp. 26,502 4,433,520
Diamondback Energy, Inc. 12,958 2,071,725
EQT Corp. 70,657 3,775,203
Exxon Mobil Corp. 47,889 5,695,439
Marathon Petroleum Corp. 15,100 2,199,919
Occidental Petroleum Corp. 45,315 2,236,748
Phillips 66 19,720 2,435,026
Valero Energy Corp. 18,217 2,405,919
$ 25,253,499
Oil & Gas Services - 2 .57%
Baker Hughes Co. 70,307 3,089,993
Halliburton Co. 81,454 2,066,488
Schlumberger NV 62,613 2,617,223
$ 7,773,704
Pharmaceuticals - 2 .15%
Bristol-Myers Squibb Co. 56,787 3,463,439
CVS Health Corp. 45,018 3,049,970
$ 6,513,409
Pipelines - 1 .07%
Targa Resources Corp. 16,075 3,222,555
REITs - 7 .50%
Alexandria Real Estate Equities, Inc. 19,232 1,779,152
AvalonBay Communities, Inc. 10,469 2,246,857
Camden Property Trust 18,170 2,222,191
Essex Property Trust, Inc. 7,641 2,342,501
Invitation Homes, Inc. 63,201 2,202,555
Mid-America Apartment Communities, Inc. 14,160 2,372,933
Prologis, Inc. 22,792 2,547,918
SBA Communications Corp. 9,604 2,112,976
Simon Property Group, Inc. 15,386 2,555,307
VICI Properties, Inc. 70,393 2,296,219
$ 22,678,609
Retail - 5 .93%
Bath & Body Works, Inc. 76,170 2,309,474
Darden Restaurants, Inc. 14,459 3,004,002
Genuine Parts Co. 17,035 2,029,550
Home Depot, Inc. 12,331 4,519,188
Lowe's Cos., Inc. 12,631 2,945,928
TJX Cos., Inc. 25,692 3,129,286
$ 17,937,428

Schedule of Investments
Principal Value ETF
March 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Semiconductors - 6 .58%
Broadcom, Inc. 43,768 $ 7,328,076
NVIDIA Corp. 73,173 7,930,490
QUALCOMM, Inc. 20,711 3,181,417
Skyworks Solutions, Inc. 22,524 1,455,726
$ 19,895,709
Software - 5 .10%
Broadridge Financial Solutions, Inc. 11,129 2,698,337
Microsoft Corp. 26,142 9,813,445
Paychex, Inc. 18,817 2,903,087
$ 15,414,869
Transportation - 1 .48%
CSX Corp. 76,480 2,250,806
FedEx Corp. 9,169 2,235,219
$ 4,486,025
TOTAL COMMON STOCKS a $ 300,621,944
INVESTMENT COMPANIES - 0 .41 % Shares Held Value
Money Market Funds - 0 .41% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.30%
(a)
1,230,834 $ 1,230,834
TOTAL INVESTMENT COMPANIES a $ 1,230,834
Total Investments
99.83%
$ 301,852,778
Other Assets and Liabilities - 0.17% 506,345
TOTAL NET ASSETS - 100.00% $ 302,359,123
(a)
1-day yield shown as of period end.